As filed with the Securities and Exchange Commission on January 22, 1999

                                        Registration No. 33-74190

                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549
                        _________________
                          FORM S-6
      FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
          OF SECURITIES OF UNIT INVESTMENT TRUSTS
                    REGISTERED ON FORM N-8B-2


                Post-Effective Amendment No. 8
                        _________________
                SECURITY LIFE SEPARATE ACCOUNT L1
                     (Exact Name of Trust)



             SECURITY LIFE OF DENVER INSURANCE COMPANY
                      (Name of Depositor)
                        1290 Broadway
                  Denver, Colorado 80203-5699
        (Address of Depositor's Principal Executive Offices)



                                           Copy to:
GARY W. WAGGONER, ESQ.                     KIMBERLY J. SMITH, ESQ.
Security Life of Denver Insurance Company  Sutherland Asbill & Brennan LLP
1290 Broadway                              1275 Pennsylvania Avenue, NW
Denver, Colorado 80203-5699                Washington, D.C. 20004-2415
                                           (202) 383-0314

(Name and Address of Agent for Service)


                      ____________________________


It is proposed that this filing will become effective:

       X   on April 15, 1999 pursuant to paragraph (a) of Rule 485
       _   60 days after filing pursuant to paragraph (a) of Rule 485
       _   on May 1, 1999 pursuant to paragraph (b) of Rule 485
       _   immediately upon filing pursuant to paragraph (b) of Rule 485
       _   this post-effective amendment designates a new effective date for a previously filed post-effective amendment


Title of securities being registered:  Variable life insurance policies.

       SECURITY LIFE SEPARATE ACCOUNT L1 (File No. 33-74190)
                Cross-Reference Table





Form N-8B-2 Item No.     Caption in Prospectus
--------------------     ---------------------

1, 2                     Cover; Security Life of Denver Insurance Company;
                         Security Life Separate Account L1

3                        Inapplicable

4                        Security Life of Denver Insurance Company

5, 6                     Security Life Separate Account L1

7                        Inapplicable

8                        Financial Statements

9                        Inapplicable

10(a), (b), (c), (d), (e)Policy Summary; Policy Values, Determining the
                         Value in the Variable Divisions; Charges,
                         Deductions and Refunds;
                         Surrender; Partial Withdrawals; The Guaranteed Interest Division; Transfers of Account Value; Right to Exchange Policy; Lapse; Reinstatement; Premiums

10(f)                    Voting Privileges; Right to Change Operations

10(g), (h)               Right to Change Operations

10(i) Tax Considerations; Detailed Information about the FirstLine II Variable Universal Life Policy;
                         Other General Policy Provisions; The Guaranteed Interest Division

11, 12                   Security Life Separate Account L1

13                       Policy Summary; Charges, Deductions and Refunds;
                         Group or Sponsored Arrangements or Corporate
                         Purchasers

Form N-8B-2 Item No.     Caption in Prospectus
--------------------     ---------------------

14, 15 Policy Summary; Free Look Period or Right to Examine Policy; Other General Policy
                         Provisions; Applying for a Policy

16 Premiums; Allocation of Net Premiums; How We Calculate Accumulation Unit Values for Each Division

17                       Payment; Surrender; Partial Withdrawal

18 Policy Summary; Tax Considerations; Detailed Information about the FirstLine II Variable Universal Life Policy; Security Life Separate Account L1; Persistency Refund

19 Reports to Policy Owners; Notification and Claims Procedures; Performance Information (Appendix C)

20                       See 10(g) & 10(a)

21                       Policy Loans

22 Policy Summary; Premiums; Grace Period; Security Life Separate Account L1; Detailed Information about the FirstLine II Variable Universal
                         Life Policy

23                       Inapplicable

24                       Inapplicable

25                       Security Life of Denver Insurance Company

26                       Inapplicable

27, 28, 29, 30           Security Life of Denver Insurance Company

31, 32, 33, 34           Inapplicable

35                       Inapplicable

36                       Inapplicable

Form N-8B-2 Item No.     Caption in Prospectus
--------------------     ---------------------

37                       Inapplicable

38, 39, 40, 41(a)        General Policy Provisions; Distribution of
                         the Policies; Security Life of Denver Insurance
                         Company

41(b), 41(c), 42, 43     Inapplicable

44                       Determining the Value in the Variable Divisions;
                         How We Calculate Accumulation Unit Values for Each Division

45                       Inapplicable

46 Partial Withdrawals; Detailed Information about the FirstLine II Variable Universal Life
                         Policy

47, 48, 49, 50           Inapplicable

51                       Detailed Information about the FirstLine II
                         Variable Universal Life Policy

52                       Determining the Value in the Variable Divisions;
                         Right to Change Operations

53(a)                    Tax Considerations

53(b), 54, 55            Inapplicable

56, 57, 58               Inapplicable

59                       Financial Statements

Prospectus

              FIRSTLINE II VARIABLE UNIVERSAL LIFE
    A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                          issued by

        Security Life of Denver Insurance Company
                             and
         Security Life Separate Account L1



Consider carefully the policy charges, deductions, and refunds beginning on page 42 in this prospectus.


You should read this prospectus and keep it for future reference. A prospectus for each underlying fund portfolio must accompany and should be read together with this prospectus.


This policy is not available in all jurisdictions. This policy is not offered in any jurisdiction where this type of offering is not legal. Depending on the state where it is issued, policy features may vary. You should rely only on the information contained in this prospectus. We have not authorized anyone to provide you with information that is different.


Replacing your existing life insurance policy(s) with this policy may not be beneficial to you.



Your Policy
   *       is a flexible premium variable universal life insurance policy;
   *       is issued by Security Life of Denver Insurance Company; and
   * is returnable by you during the free look period if you are not satisfied.

Your Policy Premium Payments
   *       are flexible, so the premium amount and frequency may vary;
   * are divided between variable investment divisions and the guaranteed interest division, based on your instructions;
   * are invested into shares of the underlying investment portfolios under each division; and
   * can be invested in up to eighteen investment options over the policy's lifetime.

Your Account Value
   * is the sum of your holdings in the variable divisions, the guaranteed interest division and the loan division;
   * has no guaranteed minimum cash value under the variable divisions. The value varies with the value of the matching mutual fund portfolio;
   * has a minimum guaranteed rate of return if you have amounts in the guaranteed interest division; and
   * is subject to various expenses and charges, including possible surrender charges;

Death Proceeds
   * are paid if your policy is still in force when the insured person dies;
   * are equal to the death benefit minus outstanding policy loans, accrued loan interest and unpaid charges incurred before the insured person dies;
   *       are calculated under your choice of options;
        *    Option 1- a fixed minimum death benefit
        *    Option 2- a stated death benefit plus your account
                     value; and
   * are generally not federally income taxed if your policy continues to meet the federal income tax definition of life insurance.


Neither the SEC nor any state securities commission has approved these securities or determined that this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


May 1, 1999

ISSUED BY:        Security Life of Denver      UNDERWRITTEN BY:     ING America Equities, Inc.
                  Insurance Company                                 1290 Broadway
                  Security Life Center                              Denver, CO 80203-5699
                  1290 Broadway                                     (303) 860-2000
                  Denver, CO 80203-5699
                  (800) 525-9852


THROUGH ITS:      Security Life Separate Account L1


ADMINISTERED BY:  Customer Service Center
                  P.O. Box 173888
                  Denver, CO 80217-3888
                  1290 Broadway
                  Denver, CO   80203-5699
                  (800) 848-6362

TABLE OF CONTENTS

POLICY SUMMARY  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   8
     Your Policy  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   8
     Free Look Period or Right to Examine Policy  . . . . . . . . . . . . .   8
     Your Policy Premiums . . . . . . . . . . . . . . . . . . . . . . . . .   8
          Allocation of Net Premiums  . . . . . . . . . . . . . . . . . . .   8
     Variable Divisions . . . . . . . . . . . . . . . . . . . . . . . . . .   8
     Policy Values  . . . . . . . . . . . . . . . . . . . . . . . . . . . .   9
          Your Account Value in Variable Divisions. . . . . . . . . . . . .   9
     Transfers of Account Values. . . . . . . . . . . . . . . . . . . . . .   9
     Special Policy Features  . . . . . . . . . . . . . . . . . . . . . . .  10
          Additional Benefits . . . . . . . . . . . . . . . . . . . . . . .  10
          Dollar Cost Averaging . . . . . . . . . . . . . . . . . . . . . .  10
          Automatic Rebalancing . . . . . . . . . . . . . . . . . . . . . .  10
          Loans . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10
          Partial Withdrawals . . . . . . . . . . . . . . . . . . . . . . .  10
          Persistency Refund  . . . . . . . . . . . . . . . . . . . . . . .  10
     Policy Modification, Termination and Continuation Features . . . . . .  10
          Free Look Period or Right to Examine Policy   . . . . . . . . . .  10
          Right to Exchange Policy  . . . . . . . . . . . . . . . . . . . .  10
          Surrender   . . . . . . . . . . . . . . . . . . . . . . . . . . .  10
          Lapse   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10
          Reinstatement   . . . . . . . . . . . . . . . . . . . . . . . . .  10
          Continuation of Coverage  . . . . . . . . . . . . . . . . . . . .  11
     Death Benefits   . . . . . . . . . . . . . . . . . . . . . . . . . . .  11
     Charges and Deductions   . . . . . . . . . . . . . . . . . . . . . . .  11
          Deductions From Premium   . . . . . . . . . . . . . . . . . . . .  11
          Deductions From The Variable Divisions  . . . . . . . . . . . . .  11
          Monthly Deductions From Your Account Value  . . . . . . . . . . .  11
          Policy Transaction Fees . . . . . . . . . . . . . . . . . . . . .  12
          Surrender Charges   . . . . . . . . . . . . . . . . . . . . . . .  12
          Charges from Portfolios   . . . . . . . . . . . . . . . . . . . .  12
     Tax Considerations   . . . . . . . . . . . . . . . . . . . . . . . . .  12

INFORMATION ABOUT SECURITY LIFE, THE VARIABLE ACCOUNT, THE INVESTMENT OPTIONS
     AND THE GUARANTEED INTEREST DIVISION   . . . . . . . . . . . . . . . .  12
     Security Life of Denver Insurance Company  . . . . . . . . . . . . . .  12
     Year 2000 Preparedness . . . . . . . . . . . . . . . . . . . . . . . .  13
     Security Life Separate Account L1    . . . . . . . . . . . . . . . . .  13
          Variable Account Structure  . . . . . . . . . . . . . . . . . . .  13
          Order of Variable Account Liabilities . . . . . . . . . . . . . .  13
          Variable Divisions  . . . . . . . . . . . . . . . . . . . . . . .  13
          Investment Portfolios . . . . . . . . . . . . . . . . . . . . . .  13
     Objectives of the Investment Portfolios  . . . . . . . . . . . . . . .  14
     The Guaranteed Interest Division   . . . . . . . . . . . . . . . . . .  17
     Maximum Number of Investment Options   . . . . . . . . . . . . . . . .  18

DETAILED INFORMATION ABOUT THE FIRSTLINE II VARIABLE UNIVERSAL LIFE POLICY.  18
     Applying for a Policy .  . . . . . . . . . . . . . . . . . . . . . . .  18
          Choice of Definitional Tests of Life Insurance. . . . . . . . . .  18
     Temporary Insurance  . . . . . . . . . . . . . . . . . . . . . . . . .  18
     Premiums   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19
          Scheduled Premiums  . . . . . . . . . . . . . . . . . . . . . . .  19
          Unscheduled Premium Payments. . . . . . . . . . . . . . . . . . .  19
          Minimum Annual Premium. . . . . . . . . . . . . . . . . . . . . .  19
          Special Continuation Period . . . . . . . . . . . . . . . . . . .  20

          Allocation of Net Premiums. . . . . . . . . . . . . . . . . . . .  20
     Premium Payments Affect Your Coverage  . . . . . . . . . . . . . . . .  20
          Guaranteed Minimum Death Benefit Provision. . . . . . . . . . . .  20
          Modified Endowment Contracts. . . . . . . . . . . . . . . . . . .  21
     Death Benefits   . . . . . . . . . . . . . . . . . . . . . . . . . . .  21
          Base Death Benefit. . . . . . . . . . . . . . . . . . . . . . . .  21
          Death Benefit Options . . . . . . . . . . . . . . . . . . . . . .  21
          Changes in Death Benefit Option . . . . . . . . . . . . . . . . .  22
          Changes in Death Benefit Amounts. . . . . . . . . . . . . . . . .  22
          Guaranteed Minimum Death Benefit. . . . . . . . . . . . . . . . .  23
          Requirements to Maintain the Guarantee Period . . . . . . . . . .  24
     Additional Benefits  . . . . . . . . . . . . . . . . . . . . . . . . .  24
          Adjustable Term Insurance Rider . . . . . . . . . . . . . . . . .  25
          Additional Insured Rider. . . . . . . . . . . . . . . . . . . . .  26
          Right to Change Insured Rider . . . . . . . . . . . . . . . . . .  26
          Waiver of Cost of Insurance Rider . . . . . . . . . . . . . . . .  26
          Waiver of Specified Premium Rider . . . . . . . . . . . . . . . .  26
     Benefits at Maturity . . . . . . . . . . . . . . . . . . . . . . . . .  26
          Continuation of Coverage. . . . . . . . . . . . . . . . . . . . .  26
     Policy Values  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  27
          Account Value . . . . . . . . . . . . . . . . . . . . . . . . . .  27
          Cash Surrender Value. . . . . . . . . . . . . . . . . . . . . . .  27
          Net Cash Surrender Value. . . . . . . . . . . . . . . . . . . . .  27
          Net Account Value . . . . . . . . . . . . . . . . . . . . . . . .  27
          Determining the Value in the Variable Divisions . . . . . . . . .  27
          How We Calculate Accumulation Unit Values for Each Division . . .  28
     Transfers of Account Value . . . . . . . . . . . . . . . . . . . . . .  28
          Excessive Trading . . . . . . . . . . . . . . . . . . . . . . . .  28
          Guaranteed Interest Division Transfers. . . . . . . . . . . . . .  29
     Dollar Cost Averaging  . . . . . . . . . . . . . . . . . . . . . . . .  29
          Changing Dollar Cost Averaging. . . . . . . . . . . . . . . . . .  29
          Terminating Dollar Cost Averaging . . . . . . . . . . . . . . . .  30
     Automatic Rebalancing  . . . . . . . . . . . . . . . . . . . . . . . .  30
          Changing Automatic Rebalancing. . . . . . . . . . . . . . . . . .  30
          Terminating Automatic Rebalancing . . . . . . . . . . . . . . . .  30
     Policy Loans   . . . . . . . . . . . . . . . . . . . . . . . . . . . .  31
          Loan Repayment  . . . . . . . . . . . . . . . . . . . . . . . . .  31
          Loans May Affect Your Benefits. . . . . . . . . . . . . . . . . .  31
     Partial Withdrawals  . . . . . . . . . . . . . . . . . . . . . . . . .  32
          Partial Withdrawals Under Death Benefit Option 1. . . . . . . . .  32
          Partial Withdrawals Under Death Benefit Option 2. . . . . . . . .  32
          Stated Death Benefit and Target Death Benefit Reductions. . . . .  32
          Partial Withdrawal Mechanics. . . . . . . . . . . . . . . . . . .  32
     Right to Exchange Policy . . . . . . . . . . . . . . . . . . . . . . .  32
     Lapse  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  33
          Grace Period  . . . . . . . . . . . . . . . . . . . . . . . . . .  35
     Reinstatement  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  35
     Surrender  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  36
     General Policy Provisions  . . . . . . . . . . . . . . . . . . . . . .  36
          Free Look Period or Right to Examine Policy . . . . . . . . . . .  36
          Your Policy . . . . . . . . . . . . . . . . . . . . . . . . . . .  36
          Age . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  36
          Ownership . . . . . . . . . . . . . . . . . . . . . . . . . . . .  37
          Beneficiary . . . . . . . . . . . . . . . . . . . . . . . . . . .  37
          Collateral Assignment . . . . . . . . . . . . . . . . . . . . . .  37
          Incontestability  . . . . . . . . . . . . . . . . . . . . . . . .  37
          Misstatements of Age or Gender. . . . . . . . . . . . . . . . . .  37
          Suicide . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  37

          Payment . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  38
          Notification and Claims Procedures. . . . . . . . . . . . . . . .  38
          Telephone Privileges. . . . . . . . . . . . . . . . . . . . . . .  38
          Non-participating . . . . . . . . . . . . . . . . . . . . . . . .  39
          Distribution of the Policies. . . . . . . . . . . . . . . . . . .  39
          Settlement Provisions . . . . . . . . . . . . . . . . . . . . . .  39
     Administrative Information About The Policy  . . . . . . . . . . . . .  40
          Voting Privileges . . . . . . . . . . . . . . . . . . . . . . . .  40
          Material Conflicts  . . . . . . . . . . . . . . . . . . . . . . .  41
          Right to Change Operations. . . . . . . . . . . . . . . . . . . .  41
          Reports to Owners . . . . . . . . . . . . . . . . . . . . . . . .  42

CHARGES, DEDUCTIONS AND REFUNDS . . . . . . . . . . . . . . . . . . . . . .  42
     Deductions from Premiums . . . . . . . . . . . . . . . . . . . . . . .  42
          Tax Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .  42
          Sales Charge  . . . . . . . . . . . . . . . . . . . . . . . . . .  42
     Daily Deductions from the Variable Account . . . . . . . . . . . . . .  43
          Mortality and Expense Risk Charge . . . . . . . . . . . . . . . .  43
     Monthly Deductions from Your Account Value . . . . . . . . . . . . . .  43
          Initial Policy Charge . . . . . . . . . . . . . . . . . . . . . .  43
          Monthly Administrative Charge . . . . . . . . . . . . . . . . . .  43
          Cost of Insurance Charge. . . . . . . . . . . . . . . . . . . . .  44
          Guaranteed Issue  . . . . . . . . . . . . . . . . . . . . . . . .  44
          Charges for Additional Benefits . . . . . . . . . . . . . . . . .  44
          Changes in Monthly Charges. . . . . . . . . . . . . . . . . . . .  44
     Policy Transaction Fees  . . . . . . . . . . . . . . . . . . . . . . .  45
          Partial Withdrawal  . . . . . . . . . . . . . . . . . . . . . . .  45
          Transfers . . . . . . . . . . . . . . . . . . . . . . . . . . . .  45
          Illustrations . . . . . . . . . . . . . . . . . . . . . . . . . .  45
          Continuation of Coverage Administrative Fee . . . . . . . . . . .  45
     Persistency Refund   . . . . . . . . . . . . . . . . . . . . . . . . .  45
     Surrender Charge   . . . . . . . . . . . . . . . . . . . . . . . . . .  46
          Administrative Surrender Charge . . . . . . . . . . . . . . . . .  46
          Sales Surrender Charge. . . . . . . . . . . . . . . . . . . . . .  47
          Calculation of Surrender Charge . . . . . . . . . . . . . . . . .  47
     Fees and Expenses of the Portfolios  . . . . . . . . . . . . . . . . .  48
          Portfolio Annual Expenses . . . . . . . . . . . . . . . . . . . .  49
     Group or Sponsored Arrangements or Corporate Purchasers  . . . . . . .  51
     Other Charges  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  51

TAX CONSIDERATIONS  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  51
     Tax Status of the Policy . . . . . . . . . . . . . . . . . . . . . . .  51
     Diversification Requirements . . . . . . . . . . . . . . . . . . . . .  51
     Modified Endowment Contracts . . . . . . . . . . . . . . . . . . . . .  52
     Distributions Other Than Death Benefits from Modified
          Endowment Contracts . . . . . . . . . . . . . . . . . . . . . . .  52
     Distributions Other Than Death Benefits from Policies
          that are not Modified Endowment Contracts . . . . . . . . . . . .  53
     Investment in the Policy . . . . . . . . . . . . . . . . . . . . . . .  53
     Policy Loans . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  53
     Multiple Policies  . . . . . . . . . . . . . . . . . . . . . . . . . .  53
     Tax Treatment of Policy Benefits . . . . . . . . . . . . . . . . . . .  53
     Alternative Minimum Tax  . . . . . . . . . . . . . . . . . . . . . . .  53
     Section 1035 Exchanges . . . . . . . . . . . . . . . . . . . . . . . .  53
     Tax-exempt Policy Owners. . .  . . . . . . . . . . . . . . . . . . . .  53
     Changes to Comply with the Law . . . . . . . . . . . . . . . . . . . .  54
     Other  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  54
     Possible Tax Law Changes . . . . . . . . . . . . . . . . . . . . . . .  55
     Our Income Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . .  55
     Withholding  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  55

ILLUSTRATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  55

ADDITIONAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . .  58
     Directors and Officers . . . . . . . . . . . . . . . . . . . . . . . .  58
     State Regulation   . . . . . . . . . . . . . . . . . . . . . . . . . .  61
     Legal Matters  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  61
     Legal Proceedings  . . . . . . . . . . . . . . . . . . . . . . . . . .  61
     Experts  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  61
     Registration Statement . . . . . . . . . . . . . . . . . . . . . . . .  61

FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . . . . .  62

APPENDIX A  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  63

APPENDIX B  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  64

APPENDIX C  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  65

INDEX OF SPECIAL TERMS

The following special terms are used in this prospectus. We explain each term on the page(s) listed in the body of this prospectus and in the summary, if applicable:

Account value . . . . . . . . . . . . . . . . . . . . . . . . . . . .         9
Accumulation unit . . . . . . . . . . . . . . . . . . . . . . . . . .        27
Accumulation unit value . . . . . . . . . . . . . . . . . . . . . . .        27
Adjustable term insurance rider . . . . . . . . . . . . . . . . . . .        21
Age . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        18
Base death benefit. . . . . . . . . . . . . . . . . . . . . . . . . .        21
Beneficiary(ies). . . . . . . . . . . . . . . . . . . . . . . . . . .        11
Cash surrender value. . . . . . . . . . . . . . . . . . . . . . . . .         9
Customer service center . . . . . . . . . . . . . . . . . . . . . . .        ii
Continuation of coverage. . . . . . . . . . . . . . . . . . . . . . .        26
Death proceeds  . . . . . . . . . . . . . . . . . . . . . . . . . . .        21
Variable Division(s)  . . . . . . . . . . . . . . . . . . . . . . . .        14
Free look period. . . . . . . . . . . . . . . . . . . . . . . . . . .    10, 36
General account . . . . . . . . . . . . . . . . . . . . . . . . . . .        13
Guarantee period. . . . . . . . . . . . . . . . . . . . . . . . . . .        24
Guarantee period annual premium . . . . . . . . . . . . . . . . . . .        21
Guaranteed interest division. . . . . . . . . . . . . . . . . . . . .        17
Guaranteed minimum death benefit. . . . . . . . . . . . . . . . . . .        23
Initial premium.  . . . . . . . . . . . . . . . . . . . . . . . . . .        18
Insured . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        18
Investment date . . . . . . . . . . . . . . . . . . . . . . . . . . .        18
Loan division . . . . . . . . . . . . . . . . . . . . . . . . . . . .         9
Minimum annual premium  . . . . . . . . . . . . . . . . . . . . . . .        19
Net account value . . . . . . . . . . . . . . . . . . . . . . . . . .        26
Net amount at risk. . . . . . . . . . . . . . . . . . . . . . . . . .         9
Net cash surrender value. . . . . . . . . . . . . . . . . . . . . . .         9
Net premium . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     8, 20
Owner . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     8, 37
Partial withdrawal. . . . . . . . . . . . . . . . . . . . . . . . . .        20
Policy  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     8, 13
Policy date . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        18
Policy loan . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        31
Portfolios  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     8, 13
Rider . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        10
Scheduled premium . . . . . . . . . . . . . . . . . . . . . . . . . .        19
Segment . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        23
Special continuation period . . . . . . . . . . . . . . . . . . . . .        20
Stated death benefit. . . . . . . . . . . . . . . . . . . . . . . . .        18
Surrender charge. . . . . . . . . . . . . . . . . . . . . . . . . . .         9
Target death benefit. . . . . . . . . . . . . . . . . . . . . . . . .        25
Target premium  . . . . . . . . . . . . . . . . . . . . . . . . . . .        47
Transaction date. . . . . . . . . . . . . . . . . . . . . . . . . . .        27
Valuation date. . . . . . . . . . . . . . . . . . . . . . . . . . . .         9
Valuation period. . . . . . . . . . . . . . . . . . . . . . . . . . .     9, 28
Variable account. . . . . . . . . . . . . . . . . . . . . . . . . . .        13

POLICY SUMMARY

This summary highlights some of the important points about your policy. The policy is more fully described in the attached, complete prospectus. Please read the prospectus carefully. "We," "us," "our," and the "company" refer to Security Life of Denver Insurance Company. "You" and "your" refer to the policy owner. The owner is the individual, entity, partnership, representative or party who may exercise all rights over the policy and receive the policy benefits during the insured person's lifetime.

Any state variations are covered in a special policy form for use in that state. This prospectus provides a general description of the policy. Your actual policy and any riders are the controlling documents. If you would like to review a copy of the policy and riders, contact our customer service center.

Your Policy

Your policy provides life insurance protection on the insured person. The policy includes the basic policy, any applications, and any riders or endorsements. As long as the policy remains in force, we pay a death benefit if the insured person dies. While your policy is in force, you may access your policy value by taking loans or partial withdrawals. You may also surrender your value for its net cash value. When the insured person is age 100, the policy can be surrendered or continued under the continuation of coverage option. See Continuation of Coverage, page 26.

Life insurance is not a short-term investment. You should evaluate your need for life insurance coverage and this policy's long-term investment potential and risks before purchasing a policy.

Free Look Period or Right to Examine Policy

You have the right to examine your policy and return it for a refund of premiums paid or account value as specified by state law if you are not satisfied for any reason. The policy is then void. See Free Look Period or Right to Examine Policy, page 49.


Your Policy Premiums

The policy is a flexible premium policy because the amount and frequency of the payments you make (premiums) may vary, within limits. You must make premium payments:
   *   necessary to keep your policy in force;
   *   necessary to continue certain benefits; and
   *   for us to issue your policy.

You choose on your application how much and how often you want to pay your premiums. Depending on your choices, it may not be enough to keep the guaranteed minimum death benefit or to keep your policy in force. The amount of premium you pay affects the length of time your policy stays in force. See Premiums, page 19.

Allocation of Net Premiums

This policy has premium-based charges which are subtracted from your payments. The balance, or the net premium, is added to your policy based on your investment instructions. You may allocate the net premiums among one or more variable divisions, the guaranteed interest division, or both. You may not invest in more than eighteen investment divisions over the life of your policy.


We allocate your initial net premium after we:
   *   receive your initial premium; and
   *   issue your policy.

You need to divide your investment choices so that the percentages are in whole numbers equaling 100%. See Allocation of Net Premiums, page 20.


Variable Divisions

Keep in mind that any amount you direct into the guaranteed interest division earns a minimum fixed interest rate set by us. But if you invest in any of the following investment portfolios, depending on market conditions, you may make or lose money. The underlying investment portfolios for the variable divisions are described in their separate prospectuses. See Investment Objective of the Portfolios, page 14.

Each investment portfolio has its own investment objective.

AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund
AIM V.I. Government Securities Fund

The Alger American Fund
Alger American Growth Portfolio
Alger American Leveraged AllCap Portfolio
Alger American MidCap Growth Portfolio
Alger American Small Capitalization Portfolio

Fidelity Variable Insurance Products Fund & Variable Insurance Products Fund
II
VIP Growth Portfolio
VIP Money Market Portfolio
VIP Overseas Portfolio
VIP II Asset Manager Portfolio
VIP II Index 500 Portfolio

INVESCO Variable Investment Funds, Inc.
INVESCO VIF-High Yield Fund
INVESCO VIF-Industrial Income Fund
INVESCO VIF-Small Company Growth Fund
INVESCO VIF-Total Return Fund
INVESCO VIF-Utilities Fund

Neuberger Berman Advisers Management Trust
AMT Growth Portfolio
AMT Limited Maturity Bond Portfolio
AMT Partners Portfolio

Van Eck Worldwide Insurance Trust
Van Eck Worldwide Bond Fund
Van Eck Worldwide Emerging Markets Fund
Van Eck Worldwide Hard Assets Fund
Van Eck Worldwide Real Estate Fund

See Investment Objectives of the Portfolio, page 14.

Security Life of Denver Guaranteed Interest Division


Policy Values

Your policy account value is the amount you have in the guaranteed interest division and the amount you have in the variable divisions. If you have outstanding policy loans, your account value includes the amount in the loan division. The loan division is part of our general account specifically designed to hold money for loans and loan interest. The general account contains all of our assets other than those held in the variable account, or our other separate accounts.

Your account value reflects:
   *   net premiums;
   *   deductions for charges;
   * the investment performance of the amounts you have in the variable divisions;
   *   interest earned on amounts you have in the guaranteed interest division;
       and
   *   interest earned and charged on amounts you have in the loan division.

We subtract charges and partial withdrawals you take from your account value. You make a partial withdrawal when you withdraw part of your net cash surrender value. Partial withdrawals may trigger a surrender charge.

We deduct a surrender charge from your account value in the event of:
   *   surrender;
   *   policy lapse;
   *   requested reductions in the stated death benefit; or
   *   certain partial withdrawals.

Your cash surrender value is equal to your account value minus any surrender charge.

Your net cash surrender value is equal to the cash surrender value minus any outstanding policy loans and the accrued loan interest.

Your Account Value in Variable Divisions

Accumulation units are the way we measure value in the variable divisions. Accumulation unit value is the value of a unit by of a variable division on the valuation date. Each variable division has a different accumulation unit value. See Determining the Value of the Variable Divisions, page 27.

On each valuation date, we determine the accumulation unit values. The accumulation unit value for each variable division reflects the investment performance of the matching investment portfolio during the valuation period. The valuation period is the time beginning at 4:00 p.m. Eastern Time on a valuation date and ending at 4:00 p.m. Eastern Time on the next valuation date. Each accumulation unit value reflects asset-based charges charged under the policy, and the expenses of the investment portfolios. See How We Calculate Accumulation Unit Values for Each Division, page 28.

Transfers of Account Values

After the free look period, you may make up to twelve free transfers among the variable divisions or to the guaranteed interest division per policy year. We charge $25 for each transfer over twelve you make in a policy year. This charge does not apply to any automatic rebalancing or dollar cost averaging transfers--they are free. There are restrictions on transfers to or from the guaranteed interest division. See Transfers of Account Values, page 28.


Special Policy Features

Additional Benefits

You may attach additional benefits to your policy by rider. A rider adds benefits to your policy. We deduct a monthly charge from your account value for these benefits. See Additional Benefits, page 25.

Dollar Cost Averaging

You may choose to have dollar cost averaging on your policy. Dollar cost averaging is a systematic plan of transferring account values to selected investment divisions. It is intended to protect your policy's value from short-term price fluctuations. However, dollar cost averaging does not assure a profit, nor does it protect against a loss in a declining market. Dollar cost averaging is free. See Dollar Cost Averaging, page 29.

Automatic Rebalancing

You may choose to have automatic rebalancing on your policy. Automatic rebalancing periodically reallocates your net account value among the investment divisions to maintain your specified percentages. Automatic rebalancing is free. See Automatic Rebalancing, page 30.

Loans

You may take loans against your policy's cash surrender value. The cash surrender value is your account value minus any surrender charges. We charge an annual loan interest rate of 4.75%. We credit a guaranteed annual interest rate of 4.0% on amounts held in the loan division. See Policy Loans, page 31.

Partial Withdrawals

You may withdraw part of your net cash surrender value any time after your first policy year. You may make only one partial withdrawal per policy year. Partial withdrawals may reduce the death benefit. Surrender charges may apply. See Partial Withdrawals, page 32.

Persistency Refund

After your tenth policy anniversary, we credit your account value with a persistency refund on every monthly processing date. See Persistency Refund, page 45.


Policy Modification, Termination and Continuation Features

Free Look Period or Right to Examine Policy

You have the right to examine your policy and return it for a refund if you are not satisfied for any reason during the free look period. See Free Look Period or Right to Examine Policy, page 36.

Right to Exchange Policy

For 24 months after the policy date you can exchange your policy to a guaranteed policy, unless state law requires differently. See Right to Exchange Policy, page 33.

Surrender

You may surrender your policy for its net cash surrender value at any time while the insured person is living.

We calculate your net cash surrender value on the valuation date we receive your request and policy at our customer service center. All insurance coverage ends on that date. See Surrender, page 36.

Lapse

In general, insurance coverage continues as long as your policy's net cash surrender value is enough to pay the monthly deductions. Except, your policy and its riders are guaranteed not to lapse during the first three years of your policy if the conditions of the special continuation period have been met.

If you meet the requirements for the guaranteed minimum death benefit, we guarantee the stated death benefit, even after the three-year special continuation period. See Lapse, page 33 and Guaranteed Minimum Death Benefit, page 21.

Reinstatement

You may reinstate your policy and its riders within five years of its lapse if you still own the policy and the insured person is still living.

You will need to give proof that the insured person continues to be insurable. You will need to pay required reinstatement premiums.

If the guaranteed minimum death benefit lapses and you do not correct it, this feature terminates. Once it terminates, you cannot reinstate this feature.

We will reinstate any policy loans existing when coverage ended, with accrued loan interest to the date of the lapse. See Reinstatement, page 35.

Continuation of Coverage

If the insured person is still living at age 100, you may either surrender your policy or choose the continuation of coverage feature. If the continuation of coverage feature is in effect, we will deduct a one-time administrative fee of $200 and keep your policy in force. Otherwise, at that time we pay you the net account value. See Continuation of Coverage, page 26.


Death Benefits

At the insured person's death, we pay death proceeds to the beneficiary if your policy is still in force. The beneficiary(ies) is(are) the person or people you name to receive the death proceeds. The death proceeds equal the base death benefit plus amounts payable by rider, minus the amount of your outstanding policy loans and accrued loan interest. The base death benefit varies according to which death benefit option you choose.

The minimum stated death benefit to issue a policy is $50,000. However, we may lower this minimum for group or sponsored arrangements, or corporate purchasers. See Death Benefit, page 21.

You may change your base death benefit while your policy is in force, subject to certain restrictions. See Changes in Death Benefit Amounts, page 23.


Charges and Deductions

Deductions From Premium

We make the following deductions from each premium payment you make:

     1. Tax charges -- We deduct a current charge of 2.5% of premiums for state and local premium taxes. We deduct a current charge of 1.5% of each premium to cover our estimated cost of the federal income tax treatment of deferred acquisition costs. See Tax Charges, page 42.

     2. Sales charge -- We deduct a percentage of each premium to cover a portion of our expenses in issuing your policy. This charge is based on the insured person's age when the policy becomes effective, or the date of an increase in coverage.

           Age of      Sales Charge
     Insured Person     Percentage
     --------------     ----------
       0-49               2.25%
      50-59               3.25%
      60-85               4.25%

See Deductions from Premiums, page 42.

Deductions From The Variable Divisions

We assess a mortality and expense risk charge of 0.75% per year or 0.002055% per day against the variable divisions. This charge compensates us for mortality and expense risks under the policies. See Daily Deductions from the Variable Account, page 43.

Monthly Deductions From Your Account Value

We deduct the following charges from your account value at the beginning of each policy month:

     1. Initial policy charge -- $10 per month for the first three policy years.

     2. Monthly administrative charge -- $3 per month plus $0.025 per $1,000 of stated death benefit, or of the target death benefit, if greater. Currently, we limit this charge to $30 per month.

     3. Cost of insurance charge -- Based on the net amount at risk on the life of the insured person.

The amount of this charge differs for:
   *   the segments of the base death benefit; and
   *   any adjustable term insurance rider.

     4. Charges for additional benefits -- The cost of any additional benefits you choose. The adjustable term insurance rider charge is included in the cost of insurance charge.

See Monthly Deductions from the Account Value, page 43.

Policy Transaction Fees

We deduct policy transaction fees from the variable and guaranteed interest divisions. We deduct these fees proportionately based on the account value in each investment division, in which you have amounts, immediately following the transaction.

The following are the current transaction fees. See Policy Transaction Fees, page 45.

     1.  Partial withdrawal fee -- $25.

     2. Transfer fee -- We allow twelve free transfers among investment divisions per policy year. For each transfer beyond that, a $25 fee applies.

     3. Illustrations -- You may have one free illustration per policy year. For each illustration beyond that, a $25 fee may apply.

     4. Continuation of Coverage -- We will charge a one-time $200 administrative fee when the insured person turns age 100 to activate continued coverage.

Surrender Charges

During the first fourteen years of your policy, we assess a surrender charge if you:
   *   surrender the policy;
   * reduce the stated death benefit (other than by changing the death benefit option);
   *   let your policy lapse; or
   *   take a partial withdrawal which reduces your stated death benefit.

The charge is made up of the administrative surrender charge, plus the sales surrender charge.

The administrative surrender charge is a fixed dollar amount per each $1,000 of stated death benefit. It depends upon the insured person's age at the policy date, or the effective date of each additional segment. The sales surrender charge is never more than 50% of one base standard target premium. See Surrender Charge, page 46.

Charges from Portfolios

The investment portfolios have investment management and other expenses which are deducted by the portfolio managers. See Charges from Portfolios, page 48.


Tax Considerations

Under current federal income tax law, death benefits of life insurance policies generally are not subject to income tax. In order for this treatment to apply, the policy must qualify as a life insurance contract as defined in the Internal Revenue Code. See Tax Status of the Policy, page 51.

Generally, under current federal income tax law, your account value earnings are not subject to income tax as long as they remain within your policy. However, depending on circumstances, the following events may cause taxable consequences for you:
   *   partial withdrawals;
   *   surrender;
   *   lapse; or
   *   an exchange of insured person.

In addition to the events listed above, if your policy is a modified endowment contract, loans against or secured by the policy may cause a tax. A 10% penalty tax may be imposed on any income tax imposed on a distribution from a modified endowment contract, as well. See Modified Endowment Contracts, page 52.

INFORMATION ABOUT SECURITY LIFE, THE VARIABLE ACCOUNT, THE INVESTMENT OPTIONS AND THE GUARANTEED INTEREST DIVISION

Security Life of Denver Insurance Company

Security Life of Denver Insurance Company ("Security Life") is a stock life insurance company organized under the laws of the State of Colorado in 1929. Our headquarters are located at 1290 Broadway, Denver, Colorado 80203-5699.
We are admitted to do business in the District of Columbia and all states. At the close of 1997, the company and its consolidated subsidiaries had over $120.2 billion of life insurance in force. As of December 31, 1997 our total assets were over $8.5 billion, and our shareholder's equity was over $870 million.

We offer a complete line of life insurance and retirement products, including:
   *   annuities;
   *   individual life;
   *   group life;
   *   pension products; and
   *   market life reinsurance.

Security Life is a wholly owned indirect subsidiary of ING Groep, N.V. ("ING"). ING is one of the world's three largest diversified financial services organizations. ING is headquartered in Amsterdam, The Netherlands. It has consolidated assets over $307.6 billion on a Dutch (modified U.S.) generally accepted accounting principles basis, as of December 31, 1997.

The principal underwriter and distributor for our policies is ING America Equities, Inc. ING America Equities is a wholly owned subsidiary of Security Life which is a registered broker-dealer with the SEC and the NASD.

ING America Equities, Inc. is located at 1290 Broadway, Denver, Colorado 80203-5699.


Year 2000 Preparedness

Security Life of Denver Insurance Company is aware of the computer problems that may exist surrounding the Year 2000. Our senior management is committed to ensuring that information processing and delivery systems will be Year 2000 compliant before December 31, 1999. A project plan has been developed and we have a project team in place to analyze and remediate our in-house source code. The project plan covers Security Life, ING America Equities, Inc., Midwestern United Life Insurance Company, and First ING Life Insurance Company of New York. We will follow our normal project management methodology including communication with senior management on a monthly and as-needed basis. Completion date is on schedule for June 28, 1999.

Funds have been allocated for the 1998-1999 efforts, and we are confident we have sufficient resources to ensure Year 2000 processing capabilities.


Security Life Separate Account L1

Variable Account Structure

We established Security Life Separate Account L1 (the "variable account") on November 3, 1993, under Colorado's insurance law. It is a unit investment trust, registered with the SEC under the Investment Company Act of 1940. The SEC does not supervise our management of the variable account or Security Life.
The variable account is a separate investment account. It is used to support our variable life insurance policies, and for other purposes allowed by law and regulation. We keep the variable account assets separate from our general account and other separate accounts. We may offer variable life insurance contracts that invest in the variable account. We do not discuss these contracts in this prospectus. The variable account may invest in other securities not available for the policy described in this prospectus. The general account has all of our assets other than those held in the variable account (variable divisions) or any other separate accounts.

The company owns all the assets in the variable account. We credit gains to or charge losses against the variable account without regard to performance of other investment accounts.

Order of Variable Account Liabilities

State law provides that we may not charge general account liabilities against variable account assets equal to its reserves and other liabilities.

The variable account may have liabilities from assets credited to other variable life policies offered by the variable account. If the assets of variable account are greater than the required reserves and policy liabilities, we may transfer the excess to our general account.

Variable Divisions

The variable account has several divisions. Each division invests in shares of a matching investment portfolio. This means that the investment performance of a policy depends on the performance of the investment portfolios you choose. Each investment portfolio has an investment objective. These investment portfolios are not available directly to individual investors. They are only available as the underlying investments for variable annuity and variable life insurance contracts and certain pension accounts.

Investment Portfolios

Each of the investment portfolios is a separate series of an open-end management investment company. The investment company receives investment advice from a registered investment adviser who is not connected with us.

The investment portfolios sell shares to separate accounts of insurance companies. These insurance companies may or may not be affiliated with us. This is known as "shared funding." Investment portfolios may sell shares as the underlying investment for both variable annuity and variable life insurance contracts. This process is known as "mixed funding."

The investment portfolios may sell shares to certain qualified pension and retirement plans that qualify under Section 401 of the Internal Revenue Code ("IRC"). As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants.

If there is a material conflict, the company will consider what should be done, including removing the investment portfolio from the variable account. There are certain risks with mixed and shared funding, and with selling shares to qualified pension and retirement plans. See the investment portfolios' prospectuses.


Objectives of the Investment Portfolios

Each investment portfolio has a different investment objective that it tries to achieve by following its investment strategy. The objectives and policies of each investment portfolio affect its return and its risks. With this prospectus, you must receive the current prospectus for each investment portfolio. We summarize the investment objectives for each investment portfolio here. You should read each investment portfolio prospectus.

Some investment portfolio advisers (or their affiliates) may pay us compensation for administration, distribution or other expenses. Currently, these advisers include AIM, Alger, INVESCO and Neuberger Berman. The amount of compensation is usually based on assets of the investment portfolio from contracts that we issue (or administer), and some advisors may pay us more than others.

AIM Variable Insurance Funds, Inc.

AIM Variable Insurance Funds, Inc. is a registered, open-end, series, management investment company. AIM Advisors, Inc., ("AIM") manages each Fund's assets under a master investment advisory agreement dated February 28, 1997. AIM was organized in 1976 and is a wholly owned subsidiary of AIM Management Group, Inc., which is an indirect subsidiary of AMVESCAP PLC, (formerly INVESCO PLC).

AIM V.I. Capital Appreciation Fund -- seeks to provide growth of capital. The fund invests principally in common stocks of medium and smaller-sized growth companies. The fund's portfolio managers focus on companies they believe are likely to benefit from new or innovative products, services, or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

AIM V.I. Government Securities Fund -- seeks to achieve high, current income consistent with reasonable concern for safety of principal by investing, normally at least 65% of its total assets in debt securities issued, guaranteed or otherwise backed by the U.S. Government.

The Alger American Fund

The Alger American Fund is a registered investment company organized on April 6, 1988. It is a multi-series Massachusetts business trust. The Fund's investment manager is Fred Alger Management, Inc., which has provided investment advisory services since 1964.

Alger American Growth Portfolio -- seeks to obtain long term capital appreciation. The portfolio invests its assets mostly in companies whose securities are traded on domestic stock exchange, or in the over-the-counter market. Generally, the Portfolio invests at least 65% of its total assets in the securities of companies that have a total market capitalization of $1 billion or greater. This may not be true during temporary defensive periods.

Alger American Leveraged AllCap Portfolio -- seeks long term capital appreciation. The portfolio may purchase put and call options. It may sell (write) covered call and put options on securities, and securities indexes to increase gain, and hedge against the risk of unfavorable price movements. It may also enter into futures contracts on securities indexes, while purchasing and selling call and put options on these futures.

The portfolio may borrow money only from banks to purchase more securities.
It may not borrow more than one third of its assets' market value, minus its liabilities, other than such borrowing. Generally, The Portfolio will invest 85% of its net assets in equity securities of companies of any size. This may not be true during temporary defensive periods.

Alger American MidCap Growth Portfolio -- seeks long term capital appreciation. Generally, the portfolio invests at least 65% of its total assets in equity securities of companies that have total market capitalization within the range of companies included in the S&P MidCap 400 Index. This may not be true during temporary defensive periods. The S&P MidCap 400 Index is designed to track the performance of medium capitalization companies. As of December 31, 1997, the market capitalization range of these companies was $213 million to $13.737 billion.

Alger American Small Capitalization Portfolio -- seeks to obtain long term capital appreciation. Generally, the portfolio invests at least 65% of its total assets in equity securities of companies that have total market capitalization within the range of companies included in the Russell 2000 Growth Index ("Russell Index"), or the S&P SmallCap 600 Index ("S&P Index"). This may not be true during temporary defensive periods.

Both indexes used are broad indexes of small capitalization stocks. As of December 31, 1997, the range of market capitalization of the companies in the Russell Index was $20 million to $2.97 billion. The range of market capitalization of the companies in the S&P Index on the same date was $21 million to $2.934 billion. The combined range was $20 million to $2.97 billion.

Fidelity Variable Insurance Products Fund and Variable Insurance Products Fund
II

Fidelity Variable Insurance Products Fund ("VIP" established November 13,
1981) and Variable Insurance Products Fund II ("VIP II" established March 21,
1988) are open-end, diversified, management investment companies. These funds are organized as Massachusetts business trusts.

Fidelity Management & Research Company ("FMR") generally manages and runs the funds named here. However, Bankers Trust Company sub-advises VIP II Index 500 Portfolio. FMR is the management arm of Fidelity Investments, which was established in 1946 and is now America's largest mutual fund manager.

VIP Growth Portfolio -- seeks capital appreciation by investing in common stocks. However, the portfolio is not limited to any one type of security.

VIP Money Market Portfolio -- seeks as high a level of current income consistent with preserving capital and providing liquidity. The portfolio invests only in high quality U.S. dollar-denominated money market securities of domestic and foreign issuers.

VIP Overseas Portfolio -- seeks long term growth of capital, primarily through investments in foreign securities. The Overseas portfolio provides a way for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

VIP II Asset Manager Portfolio -- seeks high total return with reduced risk over the long term. It does this by dividing its assets among domestic and foreign stocks, bonds, and short-term money market instruments.

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

VIP II Index 500 Portfolio -- seeks to provide investment results that match the total return of common stocks publicly traded in the United States. Total return is the combination of capital changes and income. In seeking this goal, the portfolio attempts to mirror the makeup and total return of the Standard & Poor's Composite Index of 500 Stocks. At the same time, it tries to keep transaction costs and other expenses low. The portfolio is designed as a long-term investment option.

INVESCO Variable Investment Funds, Inc.

INVESCO Variable Investment Funds, Inc. is a registered, open-end management investment company. It was organized as a Maryland corporation on August 19, 1993. It is currently made up of ten diversified investment portfolios. We describe five of these investment portfolios here.

INVESCO Funds Group, Inc. is the Funds' investment adviser. As the adviser, it is mostly responsible for providing the portfolios with investment management, various administrative services, and supervising the Fund's daily business affairs.

INVESCO Capital Management, Inc. sub-advises the Total Return Portfolio. "VIF" refers to INVESCO Variable Insurance Fund. INVESCO Distributors, Inc. ("IDI"), provides distribution services for the INVESCO Variable Investment Funds, Inc.

INVESCO VIF-High Yield Fund -- seeks a high level of current income by investing most of its assets in lower rated bonds, other debt securities, and preferred stock.

The Fund pursues its investment objectives through investment in a variety of bonds, including long-term, intermediate-term, and short-term bonds.

Potential capital appreciation is a secondary factor in the selection of investments. This portfolio may not be right for everyone because of the higher risk of lower-rated "junk" bonds. See the prospectus for the INVESCO VIF High Yield Portfolio for more information concerning these risks.

INVESCO VIF-Industrial Income Fund -- seeks the best possible current income, while following sound investment practices. Capital growth potential is a secondary goal.

The portfolio normally invests at least 65% of its total assets in dividend paying common stocks. Up to 10% of the portfolio's total assets may be invested in equity securities that do not pay regular dividends. The portfolio invests remaining assets in other income-producing securities, such as corporate bonds. The portfolio has the flexibility to invest in other types of securities.

INVESCO VIF-Small Company Growth Fund -- seeks long-term capital growth. It invests in equity securities of companies with market capitalization of $1 billion or less ("small-cap companies"). The fund may invest the rest of its assets in equity securities of companies with market capitalizations over $1 billion debt securities, and short term investments.

INVESCO VIF-Total Return Fund -- seeks a high total return on investment through capital appreciation and current income. The portfolio invests in a combination of equity securities including: common stocks and, to a lesser degree, securities convertible into common stock; and fixed income securities.

INVESCO VIF-Utilities Fund -- seeks capital appreciation and income. The portfolio invests mainly in equity securities of companies engaged in the public utilities business.

Neuberger Berman Advisers Management Trust

The Neuberger Berman Advisers Management Trust (the "Trust", formerly known as Neuberger & Berman) is a registered, open-end management investment company. It is organized as a Delaware business trust dated May 23, 1994. The Trust is made up of separate portfolios, each of which invests all of its net investable assets in a matching series of Advisers Managers Trust ("AMT" or "Managers Trust"). The Managers Trust is a diversified, open-end management investment company organized as a New York common law trust on May 24, 1994.

This master feeder structure is different from that of many other investment companies. Most investment companies directly purchase and manage their own securities portfolios. Neuberger Berman Management Incorporated acts as investment manager to Managers Trust. Neuberger Berman, L.L.C. is the sub-adviser.

Neuberger Berman AMT Growth Portfolio -- seeks capital appreciation, regardless of income. It invests in small, medium and large capitalization securities believed to have maximum potential for long-term capital appreciation.

The portfolio managers currently focus on the securities of medium-capitalization companies. The managers use a growth-oriented investment approach. A growth-oriented approach seeks stocks of companies that are expected to grow at above-average rates.

Neuberger Berman AMT Limited Maturity Bond Portfolio -- seeks to increase total return with the highest current income in keeping with low risk to principal, and liquidity.

The Limited Maturity Bond Portfolio invests in a diversified portfolio of U.S. Government and Agency securities and investment grade debt. Financial institutions, corporations and others may issue these securities.

The Limited Maturity Bond Portfolio may invest up to 10% of its net assets at the time of investment in below investment grade fixed income securities, or comparable unrated securities.

The Limited Maturity Bond Portfolio's dollar weighted average portfolio duration may range up to four years. However, the series may invest in securities of any duration.

Neuberger Berman AMT Partners Portfolio -- seeks capital growth through an investment approach designed to increase capital with reasonable risk. Its investment program seeks securities believed to be undervalued based on low price to earnings ratio, consistent cash flow, and the company's track record through all points of the market cycle.

The portfolio may invest up to 15% of the series' net assets at investment date in below investment grade corporate debt securities or comparable unrated securities.

Van Eck Worldwide Insurance Trust

Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Van Eck Associates Corporation serves as investment adviser and manager to the funds.

Van Eck Worldwide Bond Fund -- seeks high total return (income plus capital appreciation) by investing globally, primarily in a variety of debt securities.

Van Eck Worldwide Emerging Markets Fund -- seeks long term capital appreciation by investing mostly in equity securities in emerging markets around the world.

Van Eck Worldwide Hard Assets Fund -- seeks long term capital appreciation by investing primarily in "hard assets securities." Income is a secondary consideration. Hard assets include:
   *   precious metals;
   *   forest products;
   *   ferrous and non-ferrous metals;
   *   gas, petroleum, petrochemical or other hydrocarbons;
   *   real estate; and
   *   other basic non-agricultural commodities.

Van Eck Worldwide Real Estate Fund -- seeks high total return by investing in equity securities of companies that own real estate or that do business in real estate.


The Guaranteed Interest Division

You may allocate all or a part of the net premiums and transfers of your net account value into the guaranteed interest division. The guaranteed interest division is part of our general account which guarantees principal. It pays interest at a rate we declare.

The general account supports our non-variable insurance and annuity obligations. We have not registered interests in the guaranteed interest division under the Securities Act of 1933. Also, we have not registered the guaranteed interest division or the general account as an investment company under the Investment Company Act of 1940 (because of exemptive and exclusionary provisions). This means that the general account, the guaranteed interest division and its interests are generally not subject to regulation under these Acts.

The SEC staff has not reviewed the disclosures included in this prospectus relating to the general account and the guaranteed interest division. These disclosures, however, may be subject to certain requirements of the federal securities law regarding accuracy and completeness of statements made in this prospectus. For more details regarding the general account, see your policy.

The amount you have in the guaranteed interest division is the sum of net premiums you allocate to that division, plus transfers you made to the guaranteed interest division, plus interest earned.

Amounts you transfer out of or withdraw from the guaranteed interest division reduce this amount. It is also reduced by deductions for charges from your account value allocated to the guaranteed interest division.

We declare the interest rate that applies to all amounts in the guaranteed interest division. These interest rates are never less than the minimum guaranteed interest rate of 4% and will be in effect for at least twelve months. Interest compounds daily at an effective annual rate that equals the declared rate. We credit interest as of each valuation date. We pay interest regardless of the actual investment performance of our account. We carry all the investment risk for the guaranteed interest division.


Maximum Number of Investment Divisions

You may invest in a total of eighteen divisions over the lifetime of your policy. Investment divisions include the variable and the guaranteed interest divisions. The loan division does not count toward the eighteen division maximum.

As an example, if you have had funds in seventeen variable divisions and the guaranteed interest division (or eighteen variable divisions), these are the only divisions to which you may later add or transfer funds. You may want to use fewer divisions in the early years of your policy, so that you can invest in other divisions in the future. Further, if you invest in eighteen variable divisions, you will not be able to invest in the guaranteed interest division.


DETAILED INFORMATION ABOUT THE FIRSTLINE II VARIABLE UNIVERSAL LIFE POLICY

This prospectus describes our standard FirstLine II variable universal life insurance policy. There may be differences in the policy because of state requirements where we issue your policy. We will describe any such differences in your policy.

The illustrations beginning on page 62 are to show how the FirstLine II policies work.


Applying for a Policy

You purchase a FirstLine II policy by submitting an application to us. On the policy date, the insured person must be no older than age 85. The insured person is the person on whose life we issue a policy and upon whose death we pay death proceeds. Age is the insured person's age on the birthday nearest your policy date, plus the number of completed policy years since the policy date.

Before we issue a policy or apply your net premium to the investment divisions, we require satisfactory evidence of insurability of the insured person and payment of your initial premium. This evidence may include a medical examination and completion of all underwriting requirements.

The investment date is the date we apply your initial net premium to the policy. It is the valuation date when we have received your initial premium, your policy is issued, and all issue requirements. Your initial premium is the premium we must receive before coverage can begin. It is equal to the sum of the scheduled premiums which are due from your policy date through your investment date.
We generally require a minimum stated death benefit of $50,000. We may reduce the minimum stated death benefit for group or sponsored arrangements or corporate purchasers. Our underwriting and reinsurance procedures in effect at the time you apply limit the maximum stated death benefit.

The policy date is when your policy is effective.  The policy date determines:
   *   monthly processing dates;
   *   policy months;
   *   policy years; and
   *   policy anniversaries.

It is not affected by when you receive the policy. In the case of certain payroll deduction plans or other automatic investment plans, the policy date may be different from the date we receive the first premium payment. If the policy date is earlier, we charge monthly deductions from the policy date. This applies even if the policy date is before the

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

investment date. Under certain circumstances, we may back date your policy up to a maximum of six months from the date we approve your application.

Choice of Definitional Tests of Life Insurance

When you apply for your policy, you choose one of two tests for the federal income tax definition of life insurance. You cannot change your choice later. The tests are the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test. If you choose the Guideline Premium /Cash Value Corridor Test, we limit premium payments relative to your policy death benefit. See Tax Status of Your Policy, page 51.


Temporary Insurance

If you apply and qualify for it, we issue temporary insurance in an amount equal to the face amount of insurance for which you applied. We describe the maximum amount of temporary insurance in the binding limited life insurance coverage form. This temporary insurance is in force as long as you meet all requirements.

Coverage begins when you have:

     1. completed and signed our binding limited life insurance coverage form.

     2. we receive and accept a premium payment of at least your scheduled premium (selected on your application).

     3.  part I of the application is completed; and

Binding limited life insurance coverage ends on the earliest of:
   *   the date we return your premiums;
   * five days after we mail notice of termination to the address on your application;
   *   the date your policy coverage starts;
   *   the date we refuse to issue you a policy based on your application; or
   * 90 days after you sign our binding limited life insurance coverage form.

There is no death benefit under the temporary insurance agreement if the person intended to be the insured dies by suicide or self-inflicted injury or if there is a material misrepresentation:
   *   in your answers on the binding limited life insurance coverage form;
   *   in statements on your application; or
   *   if the bank does not honor your premium check.


Premiums

You may choose the amount and frequency of premium payments, within limits.

Scheduled Premiums

Your premiums are flexible. The schedule pages of your policy show a scheduled premium. You may select your scheduled premium (within our limits) when you apply for your policy. The scheduled premium is the amount you choose to pay over a stated time period. This amount may not be enough to keep your policy in force. You may receive premium reminder notices for the scheduled premium on a quarterly, semiannual, or annual basis.

Alternatively, you may choose to pay your premium by electronic funds transfer each month. This option is not available for your initial premium. The financial institution that makes your electronic funds transfer may charge for this service.

You are not required to pay the scheduled premium. You can change the amount of your scheduled premium within our minimum and maximum limits at any time. If you want the guaranteed minimum death benefit, your scheduled premium should not be less than the guarantee period annual premium shown in your policy. See Guaranteed Minimum Death Benefit, page 21.

Unscheduled Premium Payments

Generally speaking, you may make unscheduled premium payments at any time; however:

     1. We may limit the amount of your unscheduled premium payments that would result in an increase in the base death benefit amount required by the federal income tax law definition of life insurance, or we may require suitable evidence that the insured person is insurable at the time that you make the unscheduled premium payment; if the death benefit is increased due to your unscheduled premium payments.

     2. We may require proof that the insured person is insurable if the net amount at risk is increased as a result of your unscheduled premium payment; and

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

     3. We will return premium payments which are greater than the "seven-pay" limit for your policy if your payment would cause your policy to become a modified endowment contract, unless you tell us that it is acceptable to you that your policy will be a modified endowment contract.

See Modified Endowment Contracts, page 52 and Changes to Comply with Law, page
54.

If you have an outstanding policy loan and you make an unscheduled premium payment, we consider this payment a loan repayment, unless you tell us otherwise. However, if your payment is a loan repayment, we do not take the tax and sales charges which apply to premium payments.

Minimum Annual Premium

You must pay a minimum annual premium during your first three policy years to qualify for the special continuation period discussed below.

Your minimum annual premium is based on:
   *   the insured person's:
        -age, gender and premium class;
   *   the stated death benefit of your policy; and
   *   any additional benefits you select.

We may reduce the minimum annual premium for group or sponsored arrangements or for corporate purchasers. Your minimum annual premium is shown in the schedule pages of your policy.

Special Continuation Period

During the special continuation period, we guarantee that your policy will not lapse, regardless of its net cash surrender value if on each monthly processing date during the first three policy years:
   *   all premiums paid, minus:
   *   partial withdrawals that you made, minus
   *   any policy loans you have taken, including accrued loan interest;
   * is greater than or equal to the sum of the minimum monthly premiums for each policy month, starting with the first month of your policy through the current policy monthly processing date.

The minimum monthly premium is one-twelfth of the minimum annual premium. See Lapse, page 33.

During the first three years of your policy, if we do not deduct certain charges so as to keep the policy from lapsing under the special continuation period, we do not permanently waive them. At the end of the special continuation period, the total of charges that were not deducted is due. We deduct them at the beginning of your fourth policy year. If your account value is not enough to pay charges owing, your policy may lapse. See Lapse, page 33.

Allocation of Net Premiums

The net premium is the balance remaining after we take premium-based charges from your premium payment. We add the net premium to your account value according to your instructions.

On the investment date we will apply premium payments we have received from you. All amounts you designated for the guaranteed interest division will be allocated to that division. If your state requires return of your premium during the free look period, we invest amounts you have designated for the variable divisions into the Fidelity VIP Money Market Division until 15 days after we issue your policy (deemed delivery time, plus average free look period). If your state provides for return of account value during the free look period, we invest amounts you designated for the variable divisions directly into your selected investment portfolios. See Free Look Period or Right to Examine Policy, page 36

After the initial net premium, we divide net premiums among your investment choices on the valuation date of receipt. We always use your most recent premium allocation instructions. Your instructions must use only whole numbers totaling 100%.

You may invest in a maximum of eighteen divisions over the lifetime of your policy. This eighteen maximum includes the variable divisions and the guaranteed interest division, but not the loan division. See Maximum Number of Investment Divisions, page 18.


Premium Payments Affect Your Coverage

If you stop making premium payments or you make insufficient premium payments, your policy continues in effect only until your net cash surrender value no longer covers the monthly deductions for your benefits. If this happens, your policy may lapse. See Lapse, page 33.

If you pay your minimum annual premium, we guarantee your policy not to lapse during the first three years of your policy, regardless of your net cash surrender value. See Special Continuation Period, page 20.

Under the guaranteed minimum death benefit, the stated death benefit portion of your policy remains effective until the end of the guarantee period if you meet conditions of the guarantee. See Guaranteed Minimum Death Benefit Provision, page 24.

Guaranteed Minimum Death Benefit Provision

You may choose whether you want to have and keep the guaranteed minimum death benefit feature in effect. The feature may increase the length of time that your policy's stated death benefit remains in effect regardless of investment performance.

The guaranteed minimum death benefit requires that you pay a premium payment higher than the minimum annual premium. This is known as the guarantee period annual premium. When you choose your scheduled premium, you should consider whether you want the guaranteed minimum death benefit feature. See Guaranteed Minimum Death Benefit, page 24.

Modified Endowment Contracts

There are special federal income tax rules for distributions from certain life insurance policies known as "Modified Endowment Contracts." These rules apply to distributions such as policy loans, surrenders, and partial withdrawals.

Whether or not these rules apply depends upon whether the premiums you paid are greater than the defined "seven-pay" limit. See Modified Endowment Contracts, page 52.

If we find that your scheduled premium causes your policy to be a Modified Endowment Contract on your policy date, we will require you to sign a form stating that you know the policy is a Modified Endowment Contract. And, we will issue your policy based on the scheduled premium you selected. If you do not want this, you may reduce your scheduled premium to a level which does not cause your policy to be a Modified Endowment Contract. We will then issue your policy based on the revised scheduled premium.


Death Benefits

You can decide the amount of insurance you need, now and in the future. You can combine the long-term advantages of permanent life insurance coverage with the flexibility and short-term advantages of term life insurance. Both permanent and term life insurance are available with your one FirstLine II policy.

When we issue your policy, we base the initial insurance coverage on the instructions in your application. The initial death benefit is a stated death benefit amount. You can add an adjustable term insurance rider for additional insurance coverage.

The stated death benefit is the long-term element of your policy. The adjustable term insurance rider is the term insurance element of your policy.

The adjustable term insurance rider acts as a bridge. It provides term insurance coverage which automatically adjusts to fill the gap between your target death benefit and your base death benefit.

We do not guarantee coverage provided by the adjustable term insurance rider under the guaranteed minimum death benefit. It may be to your economic advantage to include part of your insurance coverage under the adjustable term rider. Both the cost of coverage under the adjustable term rider and the cost of insurance for the base death benefit generally increase with the age of the insured person. Use of a term rider reduces sales compensation. See Adjustable Term Insurance Rider, page 25.

Base Death Benefit

Your base death benefit can be different from your stated death benefit as a result of:
   *   your choice of death benefit option;
   * increases to satisfy the federal income tax law definition of life insurance;
   *   a change in your death benefit option;
   *   partial withdrawals;
   *   increases or decreases in the stated death benefit; or
   *   a transaction which causes the base death benefit to change.

As long as your policy is in force, we will pay the death proceeds to your beneficiary when the insured person dies. The beneficiary(ies) is(are) the person (people) you name to receive the death proceeds from your policy. The death proceeds are:
   *   your base death benefit; plus

   *   any rider benefits; minus
   *   your outstanding policy loans with accrued loan interest; minus
   * outstanding policy charges owing before the insured person's date of death.

There could be outstanding policy charges if the insured dies while your policy is in the grace period, or three-year special continuation period.

Death Benefit Options

You have a choice of two death benefit options: option 1 or option 2. Your choice may result in your having a base death benefit which is greater than your stated death benefit. You may change your death benefit option on any policy anniversary. See Changes In Death Benefit Option, page 22.

Under death benefit option 1, your base death benefit is the greater of:

     1.  your stated death benefit on the date of the insured person's death;
         or

     2. your account value on the date of the insured person's death multiplied by the appropriate factor from the "Definition of Life Insurance Factors" shown in Appendix A or B, depending on the test you chose to apply to your policy.

Under death benefit option 2, your base death benefit is the greater of:

     1. your stated death benefit plus your account value on the date of the insured person's death; or

     2. your account value on the date of the insured person's death multiplied by the appropriate factor from the "Definition of Life Insurance Factors" shown in Appendix A or B.

Under option 1 positive investment performance is reflected in a reduced net amount at risk. This lowers your policy's total cost of insurance charges. Option 1 offers insurance coverage that is a set amount with potentially lower cost of insurance charges over time. You should choose option 2 if you want to have investment performance reflected in your insurance coverage.

Federal income tax law requires that your death benefit be at least as much as your account value multiplied by a factor defined by law. This factor is based on:
   *   the insured person's age;
   *   the insured person's gender; and
   * the test you chose for the federal income tax law definition of life insurance.

We will adjust your policy to continue to qualify as life insurance under the federal income tax laws in existence at the time the policy was issued.

Changes in Death Benefit Option

You may request a change in your death benefit option at any time. Your death benefit option change is effective on your next monthly anniversary after we accept and approve your requested change, so long as at least five days remain before your monthly anniversary. If fewer than five days remain before your monthly anniversary, your death benefit option change is effective on your next monthly anniversary.

After we approve your request, we send a new policy schedule page to you. You should attach it to your policy. We may ask you to return your policy to our customer service center so that we can note the change in your schedule. A death benefit option change applies to your entire stated death benefit.

For you to change from death benefit option 1 to option 2, you must provide to us proof that the insured person is insurable under our normal rules of underwriting for your policy class, except in Florida. We may not allow you to change the benefit option if it reduces the stated death benefit below the minimum we require to issue your policy.

On the effective date of your option change, your stated death benefit is changed as follows:

     Change        Change          Stated Death Benefit
     From           To               Following Change:
     ----           -----            -----------------
    Option 1     Option 2         your stated death benefit before the change
                                  minus your account value as of the effective date of the change.

    Option 2     Option 1         your stated death benefit before the change
                                  plus your account value as of the effective date of the change.

We increase or decrease your stated death benefit to keep the amount of your base death benfit the same as on the date you changed your death benefit option. When your base death benefit remains the same, there is no immediate change in the net amount at risk so your cost of insurance charges are the same. Additionally, there is no change to the amount of term insurance if you have an adjustable term insurance rider. See Cost of Insurance Charges, page 44.

If you change your death benefit option, your account value will be allocated to each segment in the same proportion that each segment has to your stated death benefit. See Changes In Death Benefit Amounts, page 23.

We do not charge a surrender charge for a decrease in your stated death
benefit.  There is no change to the target premium.   See Surrender Charge,
page 46.

If the insured person is 100 years of age or older, and the continuation of coverage feature is in effect, death benefit option 2 is not available.

Changes in Death Benefit Amounts

You may want to increase the target or stated death benefit under your policy. You may do this while your policy is in force and before the policy anniversary when the insured person turns age 86. You may request a decrease in the stated death benefit only after your first policy anniversary.

Contact our customer service center to request an increase or decrease in your policy death benefit. The request is effective as of the next monthly processing date after we receive your request and approve it, unless there are underwriting or other requirements. Any change in your coverage must be for at least $1,000.

After we approve your request, we send you a new schedule page for your policy which includes the:
   *   stated death benefit;
   *   benefit under any applicable riders;
   *   guaranteed cost of insurance rates;
   *   guideline annual premium;
   *   new surrender charge; and
   *   target death benefit schedule.

Keep this new schedule with your policy. We may ask you to send your policy to us so that we can note the change in your schedule.

In some instances, we do not approve a requested change because it would disqualify your policy as life insurance under the applicable federal income tax law. If we disapprove a change, we provide you with a notice of our decision. See Tax Considerations, page 51.

If you decrease your death benefit, generally it does not decrease your stated death benefit below $50,000 or the minimum we require to issue the policy.

You may incur tax consequences due to the decrease in your death benefit. See Life Insurance Definition, page ? and Modified Endowment Contracts, page 52.

Requested reductions in the death benefit will first be applied to decrease the target death benefit. We decrease your stated death benefit only after your adjustable term insurance rider coverage is down to zero. If you have more than one segment, we divide subsequent decreases in stated death benefit among your segments. We divide it in the same proportion that each segment bears to the total stated death benefit before the reduction, unless the law requires differently.

You must provide satisfactory evidence that the insured person is still insurable in order to increase your death benefit.

Unless you tell us differently, we assume any request you make for an increase in your target death benefit is also a request for an increase to the stated death benefit. Thus, the amount of your adjustable term insurance rider (if you have one) will not change. You may change the target death benefit only once in a policy year.

The initial, or first segment is the stated death benefit on the effective date of the policy. An increase in the stated death benefit (other than an option change) is a new segment. The segment year begins on the segment effective date and ends one year later. The following may apply to each new segment:
   *   a new minimum annual premium;
   *   a new sales charge;
   *   new surrender charges;
   *   new cost of insurance charges;
   *   a new incontestability period; and
   *   a new suicide exclusion period.

A requested increase in your stated death benefit creates a new segment. Once we create a new segment, it is permanent unless state law requires differently. If an option change causes the stated death benefit to change, no new segment is created. Instead, the size of the existing segment(s) is(are) increased.

Premiums you pay after an increase are applied to your policy segments in the same proportion as the guideline annual premiums for each segment bears to the sum of the guideline annual premiums for all segments.

For each coverage segment, your schedule shows your guideline annual premiums. We divide the net amount at risk among segments in the same proportion that each segment bears to the total stated death benefit.

Guaranteed Minimum Death Benefit

Usually, how long your policy remains in force depends on your policy's net cash surrender value. Because we deduct charges monthly from your account value, your coverage lasts as long as your net cash surrender value is enough to pay these charges and your account value is more than your loan interest owing during the special continuation period. The amount of your account values and the length of time your policy remains in force if you pay no additional premiums depends on:

     1.  the investment performance of the variable divisions;

     2.  the interest you earn in the guaranteed interest division; and

     3.  the amount of your monthly charges.

You choose whether or not to put the guaranteed minimum death benefit in force on your policy. This feature extends the period that your policy's stated death benefit remains in effect even if the variable divisions have poor investment performance. It has a guarantee period that lasts the longer of ten policy years or until the insured person is age 65.

The guaranteed minimum death benefit coverage does not apply to any riders, including the adjustable term insurance rider. Therefore, if your net cash surrender value is not enough to pay the deductions as they come due on your policy, only the stated death portion of your coverage is guaranteed to stay in force. Any riders to your policy will lapse.

The guaranteed minimum death benefit feature is not available in some states.

Requirements to Maintain the Guarantee Period

To qualify for the guaranteed minimum death benefit you must pay a higher premium than the minimum annual premium. This higher premium is called the guarantee period annual premium. The guarantee period monthly premium is equal to one-twelfth of the guarantee period annual premium. Your net account value must also meet certain diversification requirements.

Your guarantee period annual premium depends on:
   *   your policy's stated death benefit;
   *   the insured person's age, gender, and premium class;
   *   the death benefit option you chose;
   *   additional rider coverage on your policy; and
   *   other additional benefits on your policy.

At each monthly processing date we perform testing to see if you have paid enough premiums to keep your guarantee in place. Your guarantee period is effective regardless of your policy's investment performance if:
   *   actual premiums paid; minus
   *   the amount of any partial withdrawals you make; minus
   *   policy loans you take with accrued loan interest; equals or exceeds
   * the sum of the guarantee period monthly payments for each policy month starting with your first policy month through the end of the policy month that begins on the current monthly processing date.

If your policy fails to meet this test on any monthly processing date, the guarantee period, and thus the guaranteed minimum death benefit, lapses. We show the guarantee period annual premium on your policy schedule. If your policy benefits increase, the guarantee period annual premium increases.

The guarantee period also ends if your net account value on any monthly processing date is not diversified as follows:

     1. you may invest no more than 35% of your net account value in any one division, and

     2.  you must invest your net account value in at least five divisions.

Your policy will continue to meet the diversification requirements if:

     1. you have automatic rebalancing and you meet the two diversification tests listed above; or

     2. you have dollar cost averaging which results in transfers into at least four other divisions with no more than 35% of any transfer directed to any one division.

See Dollar Cost Averaging, page 29, and Automatic Rebalancing, page 30.

If you fail to satisfy either the premium test or the diversification test and you do not correct it, this feature terminates. Once it terminates, you cannot reinstate this feature.


Additional Benefits

Your policy may include additional benefits, which we attach by rider. We deduct a monthly charge from your account value for each rider you choose. You may cancel these rider benefits at any time. If you choose any of these benefits your policy will include the details. Not all riders are available for all policies. Term riders may be scheduled at issue to increase. If you want to increase your schedule after issue of your rider, new guidelines may apply.

Periodically we may offer other riders than those listed here. You should contact your registered representative for a complete list of the riders now available.

See Modified Endowment Contracts, page 52, for information on the possible tax effects of adding or canceling these benefits.

Adjustable Term Insurance Rider

You may increase your death proceeds by adding an adjustable term insurance rider on the insured person's life. As the name suggests, the adjustable term insurance rider adjusts over time.

You specify a target death benefit when you apply for this rider. The target death benefit can be level or be scheduled to change at the beginning of any policy year. We restrict your target death benefit to an amount not more than ten times your stated death benefit at issue. In other words, if your stated death benefit is $100,000, then the maximum amount of target death benefit we allow you is $1,000,000.

The death benefit for the adjustable term insurance rider is the difference between your total death benefit and your base death benefit. The death benefit automatically adjusts daily as your base death benefit changes, including changes resulting from compliance with the federal income tax law definition of life insurance.

For example, assume your base death benefit increases because of the federal income tax law definition of life insurance. The adjustable term insurance rider adjusts to provide death proceeds equal to your target death benefit in each year:

Base Death      Total Death           Adjustable Term
Benefit          Benefit          Insurance Rider Amount
---------        --------         ----------------------
201,500           250,000               48,500
202,500           250,000               47,500
202,250           250,000               47,750

It is possible that the amount of your adjustable term insurance may be zero if your base death benefit increases enough. Using the same example, if the base death benefit under your policy grew to $250,000, the adjustable term insurance would be zero.

The adjustable term insurance can never be less than zero. Even when the adjustable term insurance is reduced to zero, your rider remains in effect until you remove it from your policy. Therefore, if later the base death benefit is reduced below your target death benefit, the adjustable term insurance rider amount reappears as needed to maintain the target death benefit.

You may change the target death benefit schedule after it is issued, based on our rules. See Changes In Death Benefit Amounts, page 23.

We may deny any future, scheduled increases to your target death benefit if you cancel a scheduled change, or you ask for an unscheduled decrease in your target death benefit.

Partial withdrawals, changes from death benefit option 1 to death benefit option 2, and base decreases may reduce the amount of your target death benefit. See Partial Withdrawals, page 32.

There is no defined premium for a given amount of coverage. Instead, we deduct a monthly cost of insurance charge from your account value. The cost of insurance for this rider is calculated as the monthly cost of insurance rate multiplied by the adjustable term death benefit in effect that month.
The cost of insurance rates will be determined by us from time to time. They will be based on the issue age and premium class of the insured, as well as the time since your policy date. The monthly guaranteed maximum cost of insurance rates for this rider will be in the policy. See Cost of Insurance Charges, page 44.

There are no sales or surrender charges for this coverage. This means that an increase in your target death benefit which does not increase your stated death benefit does not increase the total surrender charge for your policy. Further, a decrease in your adjustable term insurance rider coverage does not cause a surrender charge. If the target death benefit schedule is increased by you after the rider is issued, we use the same rates for the entire coverage for this rider. These rates are based on the original premium class even though satisfactory new evidence of insurability is given to us for the increased schedule.

Additional Insured Rider

This rider provides death benefits upon the death of immediate family members other than the insured person. You may add up to nine additional insured person riders to your policy. The minimum amount of coverage for each rider is $10,000. The maximum coverage for all additional insured persons is five times your policy's stated death benefit.

Right to Change Insured Rider

This rider allows you to change the insured person under your policy. You must provide satisfactory evidence of insurability. A change of the insured person may have federal income tax consequences. If you change the insured person, the cost of your future insurance charges may change, but your account value remains the same as of the date your make this change. Changing the insured person also means that there will be a new contestability and suicide periods. There is no charge for this rider.

Waiver of Cost of Insurance Rider

If the insured person becomes totally disabled while your policy is in force, this rider provides that we waive the monthly expense charges, cost of insurance charges, and rider charges during the disability. This means that we do not deduct these amounts from your account value. You must meet all of our requirements for this rider to apply. If you add this rider to your policy, you may not add the waiver of specified premium rider.

Waiver of Specified Premium Rider

If the insured person becomes disabled while your policy is in force, this rider provides that we credit a specified premium amount monthly to your policy during the total disability of the insured person. There is a waiting period before this benefit applies. In your application, you select the amount of premium we credit subject to our limits. If you add this rider to your policy, you may not add the waiver of cost of insurance rider.


Benefits at Maturity

If the insured person reaches age 100, and you do not want to use the continuation of coverage feature, you may surrender the policy for the net account value. Your net account value is your account value minus outstanding policy loans you may have, and accrued loan interest. Your policy then ends. Some part of this payment may be taxable. You should consult your tax adviser.

Continuation of Coverage

The continuation of coverage feature allows insurance coverage to continue in force beyond when the insured person turns age 100. If the insured person reaches age 100, and the continuation of coverage feature is in effect, we transfer your net account value (excludes loan divisions) into the guaranteed interest division.

Where a state has approved this feature, it is an automatic feature and you do not need to choose it.

A one-time administrative fee is charged to your policy to cover future expenses. Your insurance coverage continues in force until the insured person's death, unless the policy lapses or is surrendered. However, we deduct no further cost of insurance charges. See Continuation of Coverage Administrative Fee, page 45.

When the insured person turns age 100, all riders terminate. The coverage provided under the adjustable term rider changes to base coverage, the adjustable term rider then terminates and we redefine your stated death benefit. If you have no rider coverage, your stated death benefit is unchanged.

If death benefit option 2 is in effect, it is converted to death benefit option 1 when the insured person turns age 100, under the continuation of coverage feature. See Changes in Death Benefit Option, page 22.

Your net account value may not be transferred into the variable divisions after the insured person turns age 100. Related investment features end, including dollar cost averaging and automatic rebalancing.

If you have outstanding policy loans, interest continues to accrue. If you fail to make any payments, it is possible that the loan plus interest may become greater than your account value and cause your policy to lapse. To avoid this, you may repay loans and make loan interest payments after the insured person turns age 100. However, we will not accept any additional premium payments.

During the continuation of coverage period, you may take policy loans or partial withdrawals from your policy. If we are paying a persistency refund on the guaranteed interest division, and your policy is in the continuation of coverage period, we credit you with the persistency refund. See Persistency Refund, page 45.

If you wish to stop coverage after the continuation of coverage feature is in effect, you may surrender your policy. All normal consequences apply. See Surrender, page 36, and Surrender Charge, page 46.

The continuation of coverage feature may not be available in all states.


Policy Values

Account Value

Your account value is the total amount you have in the guaranteed interest division, the variable divisions, and the loan division. Your account value thus reflects:
   *   all net premiums paid;
   *   all fees and charges;
   *   your policy loans;
   *   partial withdrawals;
   *   the variable divisions' investment performance; and
   *   interest accrued in the guaranteed interest and loan divisions.

Cash Surrender Value

Your cash surrender value is your account value minus any surrender charge.

Net Cash Surrender Value

Your net cash surrender value is your cash surrender value minus the amount of your outstanding policy loans and accrued loan interest.

Net Account Value

Your policy's net account value is your account value minus the amount of your outstanding policy loans and any accrued loan interest.

Determining the Value in the Variable Divisions

The amounts included in the variable divisions are measured by accumulation units and accumulation unit values.

On any given day, the value of a variable division is the accumulation unit value for that division times the number of accumulation units owned in that division. Each variable division has a different accumulation unit value.

You purchase accumulation units of a division whenever you allocate premium or make transfers to that division. This includes transfers from the loan division.

We redeem accumulation units from the variable divisions:
   *   when you take a partial withdrawal;
   * when amounts are transferred from a variable division (including transfers to the loan division);
   *   for the monthly deductions from your account value;
   *   for policy transaction charges;
   *   for surrender charges;
   *   on surrender; and
   *   to pay the death benefit when the insured person dies

We calculate the number of variable division accumulation units purchased or redeemed as of any valuation date by:

     1.  dividing the dollar amount of your transaction by

     2. the division's accumulation unit value calculated at the close of business on the valuation date of the transaction.

The accumulation unit value is the value of an accumulation unit determined as of each valuation date. The accumulation unit value of each division varies with the investment performance of the matching portfolio. It reflects:
   *   investment income;
   *   realized and unrealized capital gains and losses;
   *   investment portfolio expenses;
   * daily mortality and expense risk charges we make to the variable account.

See How We Calculate Accumulation Unit Values for Each Division, page 28.

The date of a transaction is the date we receive your premium or an acceptable request at our customer service center.

If your premium or request reaches our customer service center on a day that is not a valuation date, or after the close of business on a valuation date, the transaction is processed the next valuation date. Otherwise, your transaction is processed on the valuation date.

We make monthly deductions from your account value as of the monthly processing date. We make transaction charges or surrender charges as of the effective date of your transaction.

The value of amounts allocated to the variable divisions goes up or down depending on investment performance.

For amounts in the variable divisions, there is no guaranteed minimum cash value.

How We Calculate Accumulation Unit Values for Each Division

We determine accumulation unit values for the variable divisions on each valuation date. We perform all policy transactions as of a valuation date.

We generally set the accumulation unit value for each division initially at $10. After that, the accumulation unit value on any valuation date is:

     1. the accumulation unit value for the preceding valuation date multiplied by

     2. the accumulation experience factor for that division for the valuation period.

Every valuation period begins at 4:00 p.m. Eastern time on a valuation date and ends at 4:00 p.m. Eastern time on the next valuation date.

We calculate an accumulation experience factor for each division every valuation date as follows:

     1. We take the value of the underlying portfolio shares in the division as of the close of business on that valuation date. This is done before adjusting for policy transactions on that date, such as premium payments or surrenders. We use the share value reported to us by the managers of the investment portfolio.

     2. We add dividends or capital gain distributions declared and reinvested by the portfolio during the valuation period. If applicable, we subtract from this amount a charge for taxes.

     3. We divide the remaining amount by the value of the shares in the division at the close of business on the previous valuation date. This new amount is the gross experience factor per accumulation unit, before reduction for variable account expenses.

     4. We subtract a charge for the mortality and expense risk which we assume under your policy. The daily charge is .002055% of the accumulation unit value. This is an annual rate of .75% of the accumulation unit value. If the previous day was not a valuation date, then we adjust the charge for the additional days between valuations.

The result of these calculations is the accumulation experience factor for the valuation period.


Transfers of Account Value

After your free look period ends, you may make up to twelve free transfers among the variable divisions, or the guaranteed interest division, in each policy year. We do not limit your number of transfers, but we charge a $25 fee for each transfer that you make after the first twelve. We do not include transfers for automatic rebalancing or dollar cost averaging in the twelve free transfer limit.

You may make transfer requests in writing, or by phone if you have telephone privileges, to our customer service center. Your transfer takes effect on the valuation date we receive your request. The minimum amount we allow you to transfer on one day is $100. This minimum amount does not need to come from one division or be transferred to one division as long as the total amount you transfer is at least $100. However, if the amount remaining in a variable division is less than $100 when you make a transfer request, we transfer the entire amount out of that division.

If you elect telephone privileges, you may make transfers by calling our customer service center. See Telephone Privileges, page 38.

Excessive Trading

Excessive trading activity can disrupt investment portfolio management strategies and increase portfolio expenses. Thus, we may limit excessive transfer activity.

Excessive transfers may cause:
   *   increased trading and transaction costs;
   *   disruption of planned investment strategies;
   *   forced and unplanned portfolio turnover;
   *   lost opportunity costs; and
   * the investment portfolios to have large asset swings that decrease their ability to provide maximum investment return to all policyowners.

In response to excessive trading, we may refuse to place, or accept restrictions on, transfers made by third-party agents acting on behalf of owners. We may do the same for transfers made by a market timing service. We will make refusals or place restrictions when we determine, in our sole discretion, that transfers are harmful to the investment portfolios, or policyowners as a whole.

Guaranteed Interest Division Transfers

Although you may request transfers from the guaranteed interest division at any time, your transfers are processed and become effective only on your next policy anniversary.

Transfers from the guaranteed interest division are limited to the largest of:
   * 25% of your guaranteed interest division balance at the time of your first transfer or withdrawal out of it in that policy year;
   * the sum of the amounts you have transferred and withdrawn from the guaranteed interest division in the prior policy year; or
   *   $100.

Transfers of your account value to the guaranteed interest division are not restricted.


Dollar Cost Averaging

If your account value has at least $10,000 invested in either the Fidelity VIP Money Market Division, or the Neuberger Berman AMT Limited Maturity Bond Division, you can elect dollar cost averaging. The main goal of dollar cost averaging is to protect your policy values from short-term price changes.

You may add dollar cost averaging to your policy at any time.

With dollar cost averaging, you designate for automatic transfer either a dollar amount, or a percentage of your account value, from the division investing in either the Fidelity VIP Money Market Portfolio or the Neuberger Berman AMT Limited Maturity Bond Portfolio.

We automatically transfer the amount you select for dollar cost averaging each period from your chosen division to one or more other variable divisions. You may not make transfers to or from the guaranteed interest division under dollar cost averaging.

This systematic plan of transferring account values is intended to reduce the risk of investing too much when the price of an investment portfolio's shares is high. It also reduces the risk of investing too little when the price of an investment portfolio's shares is low.

Since you transfer the same dollar amount to other divisions each period, you purchase more units in a division if the value per unit is low, and you purchase fewer units if the value per unit is high.

Dollar cost averaging does not assure a profit nor does it protect you against a loss in a declining market.

The minimum percentage you may transfer to any one division is 1% of the total amount you transfer to all divisions you select. You must transfer at least $100 under each dollar cost averaging transfer.

The first dollar cost averaging date must be at least five days after we receive your dollar cost averaging request. Dollar cost averaging cannot begin before the end of your free look period. Dollar cost averaging may occur on the same date monthly, quarterly, semi-annually, or annually. Unless you tell us otherwise, dollar cost averaging automatically takes place monthly, on the monthly processing date.

We do not count dollar cost averaging transfers toward your twelve free transfer limit per policy year. There is no charge for this feature.

You may have both a dollar cost averaging program and automatic rebalancing feature at the same time. You may not use amounts you transfer under dollar cost averaging as automatic rebalancing amounts.

Changing Dollar Cost Averaging

You may change your dollar cost averaging program one time per policy year. If you have telephone privileges, you may make changes to the dollar cost averaging program by telephoning our customer service center. See Telephone Privileges, page 38.

Terminating Dollar Cost Averaging

You may cancel dollar cost averaging by sending satisfactory notice to our customer service center at least five days before the next dollar cost averaging date.

Your dollar cost averaging will terminate if:

     1.  you specify a termination date; or

     2. your balance remaining in the division investing in either the Fidelity VIP Money Market Portfolio, or the Neuberger Berman AMT Limited Maturity Bond Portfolio reaches a dollar amount you set; or

     3. on any dollar cost averaging date, the amount in the division from which you want to make a transfer is equal to or less than the amount to be transferred; we transfer the amount remaining in that division. Dollar cost averaging then ends.


Automatic Rebalancing

Automatic rebalancing provides you with a method for maintaining a consistent approach to investing account values over time, and simplifying the process of asset allocation or dividing amounts among the investment options you have chosen.

If you choose this feature, we transfer amounts among the divisions to match your pre-set allocation percentages on each rebalancing date. After the transfers, the ratio of your account value in each division to your total account value for all divisions matches the automatic rebalancing allocation percentage for that division. This action rebalances the amounts in the investment divisions that do not match your set allocation. This happens if an investment division outperforms other divisions for that time period.

You may choose the automatic rebalancing feature on your application or at any later time by completing our customer service form. Automatic rebalancing may occur on the same date monthly, quarterly, semi-annually, or annually.

If you choose automatic rebalancing with your policy application, the first transfer occurs on the date you select (after your free look period). If you elect this feature after your policy date, we process the first transaction on the date you have requested. If you requested no date, processing is on the last valuation date of the calendar quarter we receive your notice at our customer service center, and after your free look period ends.

When you choose automatic rebalancing allocations, you may choose all or some of the variable divisions up to eighteen total investment options over the lifetime of your policy.

You may elect both automatic rebalancing and dollar cost averaging at the same time.
Changing Automatic Rebalancing

You may change your allocation percentages for automatic rebalancing at any time. Your account value is reallocated as of the valuation date that we receive your allocation instructions at our customer service center. If you reduce the amount allocated to the guaranteed interest division, it is considered a transfer from that division. You must meet the requirements for the maximum transfer amount and time limitations on transfers from the guaranteed interest division. See Transfers of Account Values on page 28.

If you currently have automatic rebalancing and the guaranteed minimum death benefit is in effect, and you ask for an allocation which does not meet the diversification requirements to maintain the guarantee period, we will notify you that the allocation needs to be changed.

If we receive an automatic rebalancing request which does not meet our requirements, we will ask you for revised instructions.

Terminating Automatic Rebalancing

You may terminate automatic rebalancing at any time, as long as we receive your notice of termination at least five days before the next automatic rebalancing date. If the guaranteed minimum death benefit is in effect and you are terminating the automatic rebalancing feature, you must still meet the diversification requirements of your net account value for the guarantee period to continue. See Guaranteed Minimum Death Benefit, page 24.

Transfers made for automatic rebalancing do not count toward your twelve free transfer limit per policy year. There is no charge for this feature.


Policy Loans

You may borrow against your policy at any time, or as required by law, by using your policy as security for a loan. The amount you borrow is called a policy loan. Your policy loan is:

     1.  the total amount you borrow from your policy, plus

     2.  any policy loan interest that is capitalized when due, minus

     3.any policy loan repayments you make.

Unless state law requires differently, any new policy loan you take must be at least $100. The maximum amount you can borrow on any valuation date, unless required differently by state law, is your net cash surrender value, minus the monthly deductions to your next policy anniversary.

Your request for a policy loan must be directed to our customer service center. If you have telephone privileges, you may request a policy loan for less than $25,000 by telephoning our customer service center. See Telephone Privileges, page 38.

Based on our administrative system, we may have other rules for policy loans. For example, we may require that your loan request be for a dollar amount rather than a percentage to be taken from a specific division.

Loan interest charges on your policy loan accrue daily at an annual interest rate of 4.75%. Interest is due in arrears on each policy anniversary. If you do not pay your interest when it is due, we add it to your policy loan on your policy anniversary.

If you request an additional loan, we add the amount you request to your existing outstanding policy loan. This way, there is only one loan outstanding on any one policy at any time.

You may repay all or part of your policy loan at any time while your policy is in force. We assume that any payments you make, other than your scheduled premiums, are policy loan repayments. You must tell us otherwise if you want us to consider additional payments as premiums.

When you take a policy loan, we transfer an amount equal to your policy loan amount from the variable and the guaranteed interest divisions to the loan division. We follow this same process for loan interest in the amount due at your policy anniversary. We credit the loan division with interest at an annual rate of 4%.

The loan division is part of our general account, separate from the guaranteed interest division. Unless you tell us otherwise, we deduct the amount transferred from each division in the same proportion that your account value in that division has to your net account value immediately before the loan transaction. We determine the amounts in each division as of the valuation date when we receive your loan request.

Any policy loans you take may have tax consequences. See Distributions Other Than Death Benefits from Modified Endowment Contracts page 52, and Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts, page 53.

Loan Repayment

We transfer the amount of interest credited to the loan division for a policy year from the loan division on your policy anniversaries. When you make a loan repayment, we transfer an amount equal to your repayment from the loan division. Unless you tell us otherwise, we allocate these transfer amounts among the variable divisions and the guaranteed interest division in the same proportion as your current premium allocation.

Loans and Your Benefits

Even if you repay your loan, it is important for you to know that any loan against your policy has a permanent effect on your account value. This means that the benefits under your policy may also be affected.

The loan is a first lien on your policy. This means we deduct your policy loan and accrued loan interest from the death proceeds payable and the cash surrender value payable on surrender.

Failure to repay your loan may affect the guaranteed premiums minimum death benefit and the length of time your policy remains in force. The policy lapses (even during the guarantee period) when the cash surrender value minus policy loans and accrued loan interest is not enough to cover your monthly deductions. If your policy lapses with a loan outstanding, you may have adverse tax consequences.

If you do not repay your policy loan, we deduct your outstanding policy loan amount and accrued loan interest from the death proceeds payable and the cash surrender value payable on surrender.

Partial Withdrawals

You may request a partial withdrawal on any monthly processing date after your first policy anniversary by contacting our customer service center. If you have telephone privileges, any partial withdrawals you request by telephone must be for an amount no more than $25,000. See Telephone Privileges, page 38.

You are allowed only one partial withdrawal per policy year. We may set rules on partial withdrawals, based on our administrative system. For example, we may require that you specify a dollar amount rather than a percentage to be taken from a specific division.

The minimum partial withdrawal you may make is $100. The maximum partial withdrawal you may make is the amount which leaves $500 as your net cash surrender value. If you request a withdrawal of more than this maximum, we require you to surrender your policy. When you take a partial withdrawal, we deduct your withdrawal amount plus a service fee from your account value. We deduct a surrender charge from your account value if your partial withdrawal causes a reduction in your stated death benefit. See Charges, Deductions and Refunds, page 42.

Any partial withdrawals you take may have adverse tax consequences. See Modified Endowment Contracts, page 52.

Partial Withdrawals Under Death Benefit Option 1

If you selected death benefit option 1, and if no more than fifteen years have passed since your policy date and the insured person is not yet age 81, you may make a partial withdrawal of up to 10% of your account value without decreasing the stated death benefit. Alternatively, if your account value is greater, you may withdraw up to 5% of the stated death benefit, calculated immediately before the partial withdrawal. Any additional amounts withdrawn will reduce your stated death benefit by that amount.

Partial Withdrawals Under Death Benefit Option 2

If you have selected death benefit option 2, a partial withdrawal does not reduce your stated death benefit.

Stated Death Benefit and Target Death Benefit Reductions

Partial withdrawals do not reduce the stated death benefit if your base death benefit has been increased to qualify your policy as life insurance under the federal income tax laws and if you withdraw an amount that is no greater than the amount that reduces your account value to a level which no longer requires your base death benefit to be increased to qualify as life insurance for federal income tax law purposes. See Life Insurance Definition, page ?.

Generally, we reduce the stated death benefit by the amount of the partial withdrawal. A partial withdrawal may also reduce your target death benefit.

We require a minimum stated death benefit and a minimum target death benefit to issue your policy. You are not allowed to take a partial withdrawal if it reduces your stated death benefit or target death benefit below this minimum. See Group or Sponsored Arrangements or Corporate Purchasers, page 51.


Partial Withdrawal Mechanics

Unless you tell us otherwise, we will make a partial withdrawal from the guaranteed interest division and the variable divisions in the same proportion that each division has to your net account value immediately before your withdrawal. Withdrawals from the guaranteed interest division may not be for more than your total withdrawals multiplied by the ratio of your account value in the guaranteed interest division to your total net account value immediately before the withdrawal.

We will send a new schedule showing the effect of your withdrawal if there is any change to your stated death benefit or your target death benefit.

To make this change, we may ask that you return the policy to our customer service center. Your withdrawal and any reductions in the death benefits are effective as of the valuation date on which we receive your request. See Distributions Other Than Death Benefits from Modified Endowment Contracts page 52, and Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts, page 53.


Right to Exchange Policy

During the first 24 months after your policy date, you have the right to exchange your policy for a guaranteed policy, unless state law requires differently. To do this, we transfer the entire amount you have in the variable divisions to the guaranteed interest division. We allocate all of your future net premiums only to the guaranteed interest division. We do not allow any future payments or transfers to the variable divisions when you exercise this right.

We will not charge you for the transfer to make this exchange. See The Guaranteed Interest Division, page 17.


Lapse

Your insurance coverage continues as long as your policy net cash surrender value is enough to pay all deductions each month. We guarantee your policy not to lapse during the first three policy years, regardless of its net cash surrender value, if on each monthly processing date during the first three policy years:

     1.  the sum of premiums you have paid, less

     2. the sum of partial withdrawals and policy loans you have taken, including accrued loan interest, is greater than or equal to

     3. the sum of the minimum monthly premiums for each month, starting with your first policy month, through the month beginning on the current monthly processing date.

After the insured person reaches age 100 and if the continuation of coverage feature is active, the policy could lapse even though there are no further monthly deductions. If there is an outstanding policy loan(s) on which interest is accruing, your policy will lapse if the accrued interest owed on the loan is more than the account value.

If the Guaranteed Minimum Death Benefit is Not in Effect

Your policy, including all of its attached riders, lapses entirely on any monthly processing date where your policy net cash surrender value is not enough to pay all of the monthly deductions from your account value. See Special Continuation Period, page 20.

You have a 61-day grace period beginning on that monthly processing date to avoid lapse of your policy. See Grace Period, page 35. It is important that you pay the full amount we request within the 61-day grace period. If you do not, your policy and all of its riders lapse without value. We then withdraw your remaining account balance from the variable divisions and the guaranteed interest division. We deduct amounts which you owe us, including any surrender charge, and inform you that the policy has ended.

If the insured person dies during the grace period, we pay death proceeds to your beneficiary with reductions for policy loans, accrued loan interest, and monthly deductions owed.

If the Guaranteed Minimum Death Benefit Is in Effect
After the special continuation period has ended, and if the guaranteed minimum death benefit is in effect, your policy's stated death benefit will not lapse during the guarantee period. This is true even if your net cash surrender value is not enough to cover all of the deductions from your account value on any monthly processing date. See Guaranteed Minimum Death Benefit Provision, page 21.

The guaranteed minimum death benefit provision does not protect benefits you may have under riders attached to your policy. Nor does it protect any amount where the base death benefit is more than the stated death benefit. These benefits lapse if on any monthly processing date your policy net cash surrender value is not enough to pay all monthly deductions from your account value (unless your policy is in the three-year special continuation period and your account value is more than the interest owing on your loan).

While the guaranteed minimum death benefit applies, we reduce your account value by monthly deductions, but not below zero. We permanently waive monthly deductions during the guarantee period which would reduce your account value below zero.

The guaranteed minimum death benefit terminates if your policy does not meet the monthly premium or diversification tests. If your guaranteed minimum death benefit terminates, the normal test for lapse then resumes. See Requirements to Maintain the Guarantee Period, page 24.

                        Lapse Summary

      Special Continuation Period                             Guaranteed Minimum Death Benefit
If you meet the        If you do not meet the          If you meet the           If you do not meet the
 requirements             requirements                    requirements             requirements
 ------------             ------------                    ------------             ------------

Your policy does not         Your policy enters the     Your policy does not         Your policy enters the
lapse if you do not have     grace period if your net   lapse if you do not have     grace period if your net
enough net cash              cash surrender value is    enough net cash              cash surrender value is
surrender value to pay the   not enough  to pay the     surrender value to pay the   not enough to pay the
monthly charges.  The        monthly charges, or if     monthly deductions.          monthly charges.  If you
charges are delayed until    your loan interest owing   However, if you have any     do not pay enough
 the earlier of: 1) when     is more than your account  riders, they lapse and       premium to cover the past
you have enough net cash     value.  If you do not pay  only your base coverage      due monthly charges,
surrender value to cover     enough premium to cover    remains in force.            plus the monthly charges
the monthly charge           the past due monthly       Charges for your base        through the end of the
deduction, or 2) until the   charges and interest       coverage are deducted        grace period (at the end
end of the special           owing,  plus the monthly   each month until your        of the following two
continuation period.         charges and interest       remaining account value      months), your policy
                             owing through the end of   is not enough to pay these   lapses.
                             the grace period (at the   charges.  At this point, we
                             end of the following two   permanently waive the
                             months), your policy       monthly charges.
                             lapses.


Grace Period

Your policy enters the 61-day grace period if, as of a monthly processing date:

     1.  your net cash surrender value is zero (or less); and

     2. your minimum guaranteed death benefit guarantee period has expired or terminated; and

     3.  the three-year special continuation period has expired; or

     4.  you have not paid the required premium.

We notify you that the policy is in a grace period at least 30 days before the grace period ends. We provide this notice to you, or a person to whom you have assigned your policy, at the last address you have listed in our records. We also notify you of the required premium payment amount necessary to reinstate your policy. This amount is generally the amount of past due charges, plus the amount that covers your estimated monthly policy deductions and all riders attached to your policy for the next two months.

If we receive your payment of the required amount before the end of the grace period, we use it to make the overdue deductions. If there is a remaining balance, we apply it to your account value in the same manner as your other premium payments.


Reinstatement

If you do not pay enough in premium before the end of the grace period, you may still reinstate your policy and its riders (other than the guaranteed minimum death benefit) within five years after the grace period.

Unless state law requires differently, we will reinstate your policy and riders if:

     1. you have not surrendered your policy for its net cash surrender value;

     2. you provide satisfactory evidence to us that the insured person (and any people insured under your riders) is still insurable according to our normal rules of underwriting for your type of policy; and

     3. we receive enough premium from you to keep your policy and its riders in force from the beginning to the end of the grace period and for two months after the reinstatement date, unless state law requires differently.

Reinstatement is effective as of the monthly processing date following our approval of your reinstatement application. When we reinstate your policy, we also reinstate the surrender charges for the amount and time remaining at the time your policy lapsed. If you had any policy loans when coverage ended, we reinstate them with accrued loan interest to the date of lapse.

We apply the net premiums received after reinstatement according to the premium allocation instructions in effect at the start of the grace period, unless you tell us otherwise.


Surrender

You may surrender your policy for its net cash surrender value any time while the insured person is living. You do this by sending a written request and your policy to our customer service center.

Your policy net cash surrender value is your cash surrender value, minus policy loans you have taken and accrued loan interest.

We deduct costs and expenses from your net account value on the monthly processing date before you surrender your policy. We do not add or pro-rate them at surrender. During the first fourteen policy years we deduct a surrender charge from your cash surrender value. A new fourteen-year surrender charge period applies to each additional policy segment created when you increase your stated death benefit. See Surrender Charge, page 46.

We compute your net cash surrender value as of the valuation date we receive your surrender request and policy at our customer service center. All insurance coverage ends on that date.

A surrender of your policy for its net cash surrender value may have adverse tax consequences. See Distributions Other Than Death Benefits from Modified Endowment Contracts page 52, and Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts, page 53.



General Policy Provisions

Free Look Period or Right to Examine Policy

You have the right to examine your policy. If for any reason you do not want it, you may return your policy to us or your registered representative within the period shown in the policy. If you return your policy to us within the specified time limit, we will consider it canceled as of your policy date.
You must send us a written request to cancel your policy that is postmarked no later than ten days (or as otherwise required by state law) after you receive your policy.

If you cancel your policy during this free look period, you will receive a refund as determined under state law. Some states provide for a refund of all premium paid while others allow a refund of account value plus all charges deducted. See your policy to determine the refund you would receive. When you send your cancellation request, your insurance coverage ends.

Your Policy

The entire contract between you and us is the combination of:
   *   your policy;
   * a copy of your original application and any applications for an increase or a decrease;
   *   all of your riders;
   *   endorsements;
   *   schedule page for policy changes; and
   *   any reinstatement applications.

If you make a change to your coverage, we give you a copy of your application and new schedules. If you sent us your policy, we attach these items to your policy. Otherwise, you need to attach the new application and schedule to your policy. Unless there is fraud, we consider all statements made in an your application to be representations and not guarantees. We use no statement to deny a claim, unless it is in an application.

A president or an officer of our company and our secretary or assistant secretary must sign all changes or amendments we make to your policy. No other person may change the terms or conditions of your policy.

Age

We issue your policy at the insured person's age stated in your policy schedule. This is based on the insured person's age as of the nearest birthday to the policy date. We determine the insured person's age at any given time by adding the number of completed policy years to the age shown in the schedule.

Ownership

The original owner is the person named in the policy application. If you are so named on your policy application, then you are considered the owner. As owner, you can exercise all rights and receive the benefits during the insured person's lifetime. This includes the right to change the owner, beneficiaries, or method to pay proceeds.

All rights of ownership are limited by the rights of any person who has been assigned rights under the policy, and any irrevocable beneficiary.

You may name a new owner by giving us written notice. The effective date of the change to the new owner is the date the old owner signs the notice. Until we record this change at our customer service center, we will not change any of our actions. A change in ownership may cause the old owner to recognize taxable income on gain.

Beneficiary

You, as owner, name the beneficiary when you apply for your policy. The primary beneficiary who survives the insured person receives the death proceeds payable. Other surviving beneficiaries receive death proceeds only if there is no primary beneficiary who has survived the insured person. If more than one beneficiary survives the insured person, they share the death proceeds equally, unless you have told us otherwise. If none of your policy beneficiaries has survived the insured person, we pay the death proceeds to you as owner, or to your estate.

Once you tell us who you want as beneficiary, we keep this on file. You may name a new beneficiary during the insured person's lifetime. We pay the death proceeds to the most recent beneficiary on file whom you have named. We do not make multiple payments.

Collateral Assignment

You may assign your policy as security by sending written notice to us. After we record the assignment, your rights as owner and the beneficiary's rights (unless the beneficiary was made a permanent beneficiary under an earlier assignment) are subject to the assignment. It is the owner's responsibility to make sure the assignment is valid.

Incontestability

We can question the validity of your insurance policy if there have been material misstatements in your application. There are limits on how and when we can question your policy.

   * We will not question the statements in your application, attached at issue, if your policy has been in effect for two years from your policy date (during the insured person's lifetime) or the date specified by state law.

   * We will not question statements in your application for any reinstatement, after the reinstatement has been in effect (during the insured person's lifetime) for two years from the effective date of any reinstatement.

   * We will not question the statements in your application for any coverage change that creates a new segment, or increases any benefit regarding the insured person (during the insured person's lifetime), after two years from the effective date of the new segment or increase.

We may revoke this policy if we issued or reinstated your policy based on a false or misleading statement in an application. This includes any reinstatement application.

Misstatements of Age or Gender

If the insured person's age or gender has been misstated, we adjust the death benefit. We adjust death benefits to the amount which would have been purchased for the insured person's correct age and gender. We base this on the cost of insurance charges deducted from your account value on the last monthly processing date before the insured person's death, or as otherwise required by state law.

If unisex cost of insurance rates apply, we do not make any adjustments for a misstatement of gender.

Suicide

If the insured person commits suicide, while sane or insane, within two years of your policy date or date of reinstatement, we limit death benefits to:

     1.  the total of all premiums paid to the time of death minus

     2. the amount of outstanding policy loans and accrued loan interest, minus

     3. any partial withdrawals you have taken, unless state law requires otherwise.

If the insured person has been changed, and the new insured person dies by suicide within two years of the change date, we then limit the death benefit to:

     1.  your net cash surrender value as of the change date plus

     2.  the premiums you paid since the change date less

     3. the sum of any increases in policy loans, accrued loan interest, and partial withdrawals taken since the change date.

We make a limited payment to the beneficiary for a new segment or other increase if the insured commits suicide, while sane or insane within two years of the effective date of a new segment, or within two years of an increase in any other benefit. The payment we make is the cost of insurance and any applicable monthly expense charges deducted for such increase.

Payment

Within seven days after we receive all information required to process a payment, we pay:
   *   death proceeds;
   *   net cash surrender value upon surrender;
   *   partial withdrawals; and
   *   loan proceeds.

We execute transfers among the variable divisions as of the valuation date of our receipt of your request at our customer service center.

We may delay processing any of these transactions at any of the following times:
   *   when the NYSE is closed for trading;
   *   when trading on the NYSE is restricted by the SEC;
   * when there is an emergency so that it is not reasonably possible to sell securities in the variable divisions or to determine the value of a divisions assets; or
   * when a governmental body with jurisdiction over the separate account allows suspension by its order.

Any SEC rules and regulations that apply determine whether these conditions exist.

We determine death proceeds on the insured person's date of death. The death proceeds are not affected by changes in the value of the variable divisions after the date of death. We pay interest at our stated rate, or at any higher rate required by law, from the insured person's date of death to the date of payment.

We may delay payment for up to six months from our guaranteed interest division, unless state law requires otherwise. We may also delay for up to six months payment of any:
   *   surrender proceeds;
   *   withdrawal amounts; or
   *   loan amounts.

We pay interest at our declared rate, or at any higher rate required by law, from the date we receive the request if we delay payment more than 30 days.

Notification and Claims Procedures

Except for certain authorized telephone requests, we must receive in writing any election, designation, change, assignment or request made by the owner. You must use a form acceptable to us. We are not liable for actions taken before we receive and record the written notice. We may require you to return your policy for any policy change, or at its surrender.

If the insured person dies while your policy is still in force, please let us or your registered representative know as soon as possible. We immediately send you instructions on how to make a claim. As proof of the insured person's death, we may require you provide proof of the insured person's age, and a certified copy of the insured person's death certificate.

The beneficiary and the insured person's next of kin may also need to sign authorization forms. These authorization forms allow us to get information about the insured person. This information may include medical records of doctors and hospitals used by the insured person.

Telephone Privileges

You may choose telephone privileges by completing our form. Telephone privileges allow you to telephone our customer service center to:
   *   make transfers;
   * change features in your dollar cost averaging and automatic rebalancing programs;
   *   request partial withdrawals; or
   *   request a policy loan.

Our customer service center uses reasonable procedures to make sure that instructions received by telephone are genuine. These procedures may include:

     1.  requiring some form of personal identification,

     2.  providing written confirmation of any transactions,

     3.  tape recording telephone instructions.

By requesting telephone privileges, you authorize us to record your telephone calls. If we use reasonable procedures to confirm instructions, we are not liable for losses due to unauthorized or fraudulent instructions. We may discontinue this privilege at any time.

Non-participating

Your policy does not participate in the surplus earnings of Security Life.

Distribution of the Policies

The principal underwriter (distributor) for our policies is ING America Equities, Inc. ING America Equities, Inc. is a wholly owned subsidiary of Security Life. It is a registered as a broker-dealer with the SEC and the NASD. We pay ING America Equities, Inc. for acting as the principal underwriter under a distribution agreement.

We sell our policies through registered representatives of other broker-dealers including:

     1. VESTAX Securities Corporation, a subsidiary of ING America Insurance Holdings, Inc.;

     2. Locust Street Securities, Inc., an affiliate of Security Life of Denver Insurance Company; and

     3. Multi Financial Securities Corp., an affiliate of Security Life of Denver Insurance Company.

These broker-dealers have entered into selling agreements with us. They are registered with the SEC and the NASD.

Under these selling agreements, we pay a distribution allowance to other broker-dealers, who then pay commissions to the registered representative who sells this policy. The distribution allowance may be up to 95% of the first target premium that you pay. For premiums that you pay over your first target premium, the distribution allowance may be up to 4% in policy years one through ten, and up to 2% in policy years over ten. State insurance officials also license the registered representatives to sell our variable life policies.

Broker-dealers may receive annual renewal payments of up to 0.15% of the net account value beginning in the eleventh year of your policy.

Compensation arrangements may vary among broker-dealers and depend on particular circumstances. In addition to the above-described compensation, we may pay:
   *   override payments;
   *   expense allowances;
   *   bonuses;
   *   special marketing fees;
   *   wholesaler fees; and
   *   training allowances.

Under our sales incentive programs, registered representatives who meet set production levels may qualify to receive non-cash payment such as:
   *   expense-paid trips;
   *   expense-paid educational seminars; and merchandise

We pay the distribution allowance from our own resources which includes sales charges deducted from premiums and surrender charges.

Settlement Provisions

You may elect to have the beneficiary receive the death proceeds other than in one sum. If you make this election, you must do so during the insured person's lifetime. If you have not made this election, the beneficiary may do so within 60 days after we receive proof of the insured person's death. You may also take your net cash surrender value in other than one sum.

The investment performance of any variable divisions do not affect payments under these settlement options. Instead, interest accrues based on the options you choose. Payment options are subject to our rules at the time you make your selection. Currently, these alternate payment options are available only if the proceeds applied are $2,000 or more. Any periodic payment must be at least $20.

You may select from these payment options:

Option I:     Payouts for a Designated Period:  Payout payments per year may be made monthly, quarterly, semi-annually, or annually.

              These payments may last for a period from five to thirty years. The installment dollar amounts are equal except for any excess interest. Settlement Option Table I in your policy shows the amount of the first monthly payout for each $1,000 of account value applied.

Option II:    Life Income with Payouts Guaranteed for a Designated Period:
              Payout payments per year will be made monthly, quarterly, semi-annually, or annually.

              We make these payments throughout the lifetime of the person receiving the payment, but for at least five, ten, fifteen, or twenty years.

              The installment dollar amounts are equal except for any excess interest. The Settlement Option Table II in your policy shows the amount of the first monthly payout for each $1,000 of account value applied. This option is available only for the ages shown in this table.

Option III:   Hold at Interest:  Amounts may be left on deposit with us to be paid at the death of the person to receive payment, or at a chosen earlier date. We will pay interest at our declared rate on any unpaid balance, or at a higher rate as required by law.
              You may choose interest to be accumulated or paid in monthly, quarterly, semi-annually, or annual installments per year.

              You may not leave money on deposit for more than 30 years.

Option IV:    Payouts of a Designated Amount:  Payouts will be made until proceeds, including interest, are exhausted. Interest is at a rate we declare, or at a higher rate as required by law.
              Payout choices include monthly, quarterly, semi-annual, or annual payments per year.

Option V:     Other: You as owner, may ask us to apply money under any options we offer at the time we pay the benefit.

The beneficiary or other person (successor) who has the right to receive payments may name someone else to receive any amount that we would otherwise pay to that person's estate if that person died. The person who has the right to receive payment may change the other person who is named, at any time.

We must approve any arrangements that involve someone who is to receive payment who is not a human being (for example, a corporation). We must also approve any situation involving a person who is to receive payments who is acting on behalf of another, called a fiduciary. We base the details of all arrangements on our rules at the time the arrangements are effective. This includes rules on the:
   *   minimum amount we pay under an option;
   *   minimum amounts for installment payments;
   *   withdrawal rights;
   * right to receive payments over time, which we may offer as a lump sum payment;
   * naming of people who have the right to receive payment and the people who follow them; and
   *   proving age and survival.


Administrative Information About The Policy

Voting Privileges

We invest the variable divisions' assets in shares of investment portfolios. We are the legal owner of the shares held in the variable account, and we have the right to vote on certain issues. Among other things, we may vote on issues described in the fund's current prospectus, or requiring a vote by shareholders under the Investment Company Act of 1940.

Even though we own the shares, we give you the opportunity to tell us how to vote the number of shares attributable to your account value. We vote the shares in accordance with your instructions at meetings of investment portfolio shareholders. We vote any portfolio shares that are not attributable to policies, and any investment portfolio shares where the owner does not give us instructions, the same way we vote where we did receive owner instructions.

We reserve the right to vote investment portfolio shares without getting instructions from policy owners if the federal securities laws, regulations, or their interpretations change to allow this.

You may only instruct us on matters relating to the investment portfolios corresponding to divisions where you have invested assets as of the record date by the investment portfolio's Board for the portfolio's shareholders meeting. We determine the number of investment portfolio shares in each division that we attribute to your policy by dividing your account value allocated to that division by the net asset value of one share of the matching investment portfolio.

We count fractional shares. If you have a voting interest, we send you proxy material and a form on which to give us your voting instructions.

All investment portfolio shares have the right to one vote. The votes of all investment portfolios are cast together on a collective basis, except on issues where the interests of the portfolios differ. In these cases, voting is done on a portfolio-by-portfolio basis.

Examples of issues that require a portfolio-by-portfolio vote are:

     1. changes in the fundamental investment policy of a particular investment portfolio, or

     2.  approval of an investment advisory agreement.

Material Conflicts

We are required to track events to identify any material conflicts from using investment portfolios for both variable life and variable annuity separate accounts. The boards of the investment portfolios, Security Life, and other insurance companies participating in the investment portfolios, have this same duty. There may be a material conflict if:
   *   state insurance law or federal income tax law changes;
   *   investment management of an investment portfolio changes; or
   * voting instructions given by owners of variable life insurance policies and variable annuity contracts differ.

The investment portfolios may sell shares to certain qualified pension and retirement plans qualifying under Code Section 401. These include cash or deferred arrangements under Code Section 401(k). Therefore, there is a possibility that a material conflict may arise between the interests of owners in general, or certain classes of owners, and these retirement plans or participants in these retirement plans.

If there is a material conflict, we have the duty to determine appropriate action, including removing the portfolios involved from our variable investment options. We may take other action to protect policy owners. This could mean delays or interruptions of the variable operations.

When state insurance regulatory authorities require us, we may ignore instructions relating to changes in an investment portfolio's adviser or its investment policies. If we do ignore voting instructions, we give you a summary of our actions in the next semi-annual report to owners.

Under the Investment Company Act of 1940, we must get your approval for certain actions involving our separate account. In this case, you have one vote for every $100 of value you have in the variable divisions. We cast votes credited to amounts in the variable divisions not credited to policies in the same proportion as votes cast by owners.

Right to Change Operations

Subject to state limitations, we may from time to time make any of the following changes to our separate account.

     1.  Change the investment objective.

     2. Offer additional divisions which will invest in portfolios we find appropriate for our policy.

     3.  Eliminate variable divisions.

     4.  Combine two or more variable divisions.

     5. Substitute a new investment portfolio for a portfolio in which the division currently invests. A substitution may become necessary if, in our judgment:
        *   a portfolio no longer suits the purposes of your policy;
        *   there is a change in laws or regulations;
        * there is a change in a portfolio's investment objectives or restrictions;
        *   the portfolio is no longer available for investment; or

        *   another reason a substitution is appropriate.

     6. Transfer assets related to your policy class to another separate account.

     7.  Withdraw the separate account from registration under the 1940 Act.

     8. Operate the separate account as a management investment company under the 1940 Act.

     9. Cause one or more divisions to invest in a mutual fund other than, or in addition to, the investment portfolios.

     10.  Stop selling these policies.

     11.  End any employer or plan trustee agreement with us under its terms.

     12.  Limit or eliminate any voting rights for the separate account.

     13.  Make any changes required by the 1940 Act, its rules or regulations.

We will not make a change until it is effective with the SEC, and approved by the appropriate state insurance departments, if necessary. We notify you of changes. If you then wish to transfer the amount you have in the affected division to another variable division, or to the guaranteed interest division, you may do so free of charge. Just notify us at our customer service center.

Reports to Owners

At the end of each policy year we send a report to you that shows:
   * your total policy death benefit (your stated death benefit plus adjustable term insurance rider death benefit, if any);
   *   your account value;
   *   policy loans, if any, plus accrued interest;
   *   your net cash surrender value;
   *   information about the variable divisions;
   * your account transactions during the previous year showing net premiums, transfers, deductions, loans or withdrawals.

We also send semi-annual reports with financial information on the investment portfolios, including a list of the investment holdings of each portfolio to you.

We send confirmation notices to you throughout the year for certain policy transactions.


CHARGES, DEDUCTIONS AND REFUNDS

The amount of a charge may not exactly correspond to the cost incurred by us with providing the service or benefits associated with the particular policy. Many charges are not at "cost." For example, the sales charges may not fully cover all of the sales and distribution expenses actually incurred by us and proceeds from other charges, including the mortality and expense risk charge or cost of insurance charges, may be used in part to cover such expenses.


Deductions from Premiums

Any payment we receive we consider a premium if the insured person is not yet age 100, and you do not have an outstanding loan. After we deduct certain expenses from your premium payment, we add the remaining net premiums to your account value.

Tax Charges

Almost all states levy taxes on life insurance premium payments. These premium taxes vary in amount from state to state, and may vary from jurisdiction to jurisdiction within a state. We currently deduct an amount equal to 2.5% of each premium payment you make to cover these premium taxes. The 2.5% rate approximates the average tax rate we expect to pay on premiums from all states.

We also currently deduct an amount equal to 1.5% of each premium payment you make to cover our estimated costs for the federal income tax treatment of deferred acquisition costs. This cost is determined solely by the amount of life insurance premiums we receive.

We reserve the right to increase or decrease your premium expense charge for taxes as a result in changes in the tax law, within limits set by state law. We also reserve the right to increase or decrease your premium expense charge for the federal income tax treatment of deferred acquisition costs based on any change in that cost to us.

Sales Charge

We deduct a percentage from each of your premium payments to compensate us for selling the policies. We base the deducted percentage on the insured person's age on the policy date, or the date of an increase in your coverage:

 Segment Issue Age          Sales Charge Percentage
 -----------------          -----------------------
     0 - 49                         2.25%
    50 - 59                         3.25%
    60 - 85                         4.25%

These premium deductions are a part of the total sales charge.

If your policy has multiple segments, we divide the premiums you pay among your segments. We divide them in the same proportion as the guideline annual premium (defined by federal income tax law) for each segment has to the total guideline annual premium for your stated death benefit.

The sales charge covers the costs of distribution, preparing our sales literature, promotional expenses, and other direct and indirect expenses. The amount charged is not specifically related to sales expenses in a particular year. We recover the sales costs over the period all policies remain in effect. We pay the sales expenses from our own resources including:
   *   the sales charge;
   *   surrender charges we may collect; and
   *   profit we may earn on other charges we deduct from your policy.

We may reduce or waive the sales charge for certain group or sponsored arrangements, or for corporate purchasers.


Daily Deductions from the Variable Account

Mortality and Expense Risk Charge

We deduct a charge each day for the mortality and expense risks we take on. This charge is 0.002055% per day of the amount you have in the variable divisions. This is an annual rate of 0.75%.

The mortality risk we assume is that insured people as a group, may live less time than we estimated. We assume an expense risk that other expenses we have in issuing and administering the policies, and in operating the variable divisions are greater than the amount we estimated when we set these charges.


The mortality and expense risk charge does not apply to your account value which is invested in the guaranteed interest division or the loan division.


Monthly Deductions from Your Account Value

We deduct charges from your account value on each monthly processing date. If you do not choose a withdrawal investment division for monthly deductions or the amount you have in your designated withdrawal investment division is not enough to cover the monthly deductions, these charges are taken from the variable and guaranteed interest divisions in the same proportion that your account value in each division has to your total net account value as of the monthly processing date.

When you apply for a policy or later, you may designate a withdrawal investment division from which we will take monthly deductions from your account value. You may choose to have us withdraw the monthly deduction from the guaranteed interest division or the variable divisions in which you have amounts. You may not use the loan division as your withdrawal investment division for monthly deductions.

If you change your monthly withdrawal investment division choice, we consider this an allocation change. You may make five free withdrawal allocation changes per policy year for free. After the five free withdrawal allocation changes, we charge you $25 for each additional allocation change per policy year. The $25 fee is withdrawn from all of your active investment division with money on a pro-rated basis.

Initial Policy Charge

The initial policy charge is $10 per month for the first three years of your policy. This charge covers, in part, such costs as:
   *   application processing;
   *   medical examinations ;
   *   establishment of policy records; and
   *   insurance underwriting costs.

Monthly Administrative Charge

For this policy, we charge a per month administrative charge of $3 plus $0.025 per thousand dollars for the greater of the stated death benefit, or the target death benefit. We guarantee the "per thousand" charge will never increase; and is currently limited to $30 per month. This charge is designed to cover ongoing costs such as:
   *   premium billing and collections;
   *   claim processing;
   *   policy transactions;
   *   record keeping;
   *   reporting and communications with owners; and
   *   other expenses and overhead.

Cost of Insurance Charge

The cost of insurance charge compensates us for the ongoing costs of providing insurance coverage, including the expected cost of paying death proceeds that are more than your account value at the insured person's death.

It is equal to our current monthly cost of insurance rate times the net amount you have at risk for each portion of your death benefit. We calculate the net amount at risk monthly, at the beginning of each policy month. For the base death benefit, the net amount at risk is calculated using the difference between the current base death benefit and your account value. We determine the amount of your account value after we deduct your policy and rider charges due on that date, other cost of insurance charges for the base death benefit, adjustable term insurance rider and waiver of cost of insurance rider.

If your base death benefit at the beginning of a month increases (due to requirements of the federal income tax law definition of life insurance), the net amount at risk for your base death benefit for that month also increases. Similarly, the net amount at risk for your adjustable term insurance rider decreases. This means that the amount of your cost of insurance charge varies from month to month with changes in your net amount at risk, changes in the death benefit and with the increasing age of the insured person. We allocate the net amount at risk to your segments in the same proportion that each segment has to the total stated death benefit for all coverage segments as of the monthly processing date.

We base your cost of insurance rates on the insured person's age, gender and premium class on the policy for each segment date, or the date you add each additional segment.

We apply unisex rates where appropriate under the law. This currently includes the state of Montana, and policies purchased by employers and employee organizations in connection with employment-related insurance or benefit programs.

Separate cost of insurance rates apply to each segment of the base death benefit and your adjustable term insurance rider.

These rates are never more than the guaranteed maximum rates shown in your policy. However, they may change from time to time. The guaranteed maximum rates are based on the 1980 Commissioner's Standard Ordinary Mortality Table.

There are no cost of insurance charges after the insured person reaches age
100.

Guaranteed Issue

We may offer policies on a guaranteed issue basis for certain group or sponsored arrangements. When this happens, we issue these policies up to a preset face amount with reduced evidence of insurability requirements. Guaranteed issue policies may carry a different mortality risk to us compared with policies that are fully underwritten. So, we may charge different cost of insurance rates for guaranteed issue policies. The cost of insurance rates under these circumstances may depend on the:
   *   issue age of the insured people;
   *   size of the group; and
   *   total premium the group pays.

Generally, most guaranteed issued policies have higher overall charges for insurance than a similar underwritten policy issued in the standard non-tobacco user, or standard tobacco user class. This means that the insured person in a group or sponsored arrangement could get individually underwritten insurance coverage at a lower overall cost.

Charges for Additional Benefits

On each monthly processing date, we deduct the cost of additional benefits under your riders. See Additional Benefits, page 25.

Changes in Monthly Charges

Changes we make in the cost of insurance charges or charges for additional benefits, are for a class of insured persons. We base the new charge on changes in expectations about:
   *   investment earnings;
   *   mortality;
   *   the time policies remain in effect;
   *   expenses; and
   *   taxes.

New monthly charges will never be more than the guaranteed maximum rates shown in your policy.


Policy Transaction Fees

We also charge fees for certain transactions you may make in your policy. We take transaction fees from the variable and the guaranteed interest divisions in the same proportion that your account value in each division has to your net account value immediately after the transaction.

Partial Withdrawal

For our costs, we charge a service fee of $25 against your account value for each partial withdrawal you take. We may also deduct a surrender charge from your account value. See Partial Withdrawals, page 32.

Transfers

For our costs, there is a $25 fee for each additional transfer over twelve per policy year. If you include multiple transfers in one transfer request, it counts as one transfer. There is no transfer fee if you are transferring your account value into the guaranteed interest division under the right to exchange feature in your policy. See Transfers of Account Values, page 28, and Right to Exchange Policy, page 33.

Illustrations

We may charge a fee of up to $25 for each policy illustration you request over one policy illustration per policy year.

Continuation of Coverage Administrative Fee

When the insured person turns age 100, and the continuation of coverage feature is in effect, we will charge a one-time administrative fee of $200. This charge is to cover the expected costs to maintain and service your policy for the remainder of the insured person's lifetime. Because we charge this administrative fee, we stop charging you the normal monthly administrative fee.


Persistency Refund

Where state law allows us, we pay long-term policy owners a persistency refund. Each month your policy remains in force after your tenth policy anniversary, we credit your account value with a refund. This refund equals 0.6% of your account value on an annual basis. On a monthly basis, this equals 0.05%.

We do not guarantee that we will pay a persistency refund on the guaranteed interest division.

We add the persistency refund to the variable and guaranteed interest divisions, if applicable, in the same proportion that your account value in each division has to your net account value as of the monthly processing date. If we pay a persistency refund on the guaranteed interest division, we will pay it to you if your policy is in the continuation of coverage period.

Here are two examples of how the persistency refund may affect your account value each month:

Example 1:  Your policy has no loan:

   *   account value = $10,000 (all in the variable divisions)

   *   monthly persistency refund rate = .0005

   *   persistency refund = 10,000 x .0005 = $5.00

               Before          After
               Persistency     Persistency
               Refund          Refund
               ------          ------
Variable
divisions     $10,000.00       $10,005.00


Example 2:  Your policy does have a loan:

   *   account value = $10,000

   *   account value in the variable divisions = $6,000

   *   account value in the loan division = $4,000

   *   monthly persistency refund rate = .0005

   *   persistency refund = 10,000 x .0005 = $5.00

               Before        After
               Persistency   Persistency
               Refund        Refund
               ------        ------
Variable
divisions     $6,000.00     $6,005.00

Loan          $4,000.00     $4,000.00


Surrender Charge

We charge a surrender charge from your account value if you:
   *   surrender your policy;
   *   reduce your stated death benefit;
   *   allow your policy to lapse in the first fourteen policy years.

We intend the surrender charge to compensate us for issuing and distributing policies. The surrender charge is made up of two parts:

     1.  an administrative surrender charge, and

     2.  a sales surrender charge.

We deduct a portion of the surrender charge from your account value:
   *   when you request a decrease in your policy's stated death benefit; and
   * when you take a partial withdrawal which decreases your stated death benefit during the first fourteen years of your policy.

The amount we deduct from your account value is the surrender charge in effect before we make any reduction minus the surrender charge in effect after we make the reduction for you.

If you change your death benefit option, this may decrease the stated death benefit. We do not deduct a surrender charge from your account value, and we do not reduce future surrender charges.

If you change your death benefit option, this may increase the stated death benefit. We do not increase your maximum sales surrender charge. All other increases in the stated death benefit do increase your maximum sales and administrative surrender charges.

If your maximum surrender charge changes, we send a new schedule showing the change to you. Maximum surrender charges apply only if you pay enough premium to reach the minimum and then surrender your policy in full, or your policy lapses.

Both the administrative surrender charge and the sales surrender charge stay level for the first seven years following the effective date of your policy, and any new segment. These charges then decrease at the beginning of each following policy year by 12.5% of the amount in effect at the end of the seventh policy year. This continues until your surrender charge reaches zero at the beginning of your fifteenth policy year, or the year when the insured person reaches age 98, whichever happens first.

Administrative Surrender Charge

The administrative surrender charge is a dollar amount for each $1,000 of the stated death benefit. We base this amount on the insured person's age on your policy date, or on the date you add a new stated death benefit coverage segment to your policy.
Insured's AgeAdministrative Surrender Charge Per
Thousand of Stated Death Benefit

Insured's     Administrative Surrender Charge Per
Age          Thousand of Stated Death Benefit
 ------       ------------------------------
 0 - 39                    $2.50
40 - 49                    $3.50
50 - 59                    $4.50
60 - 69                    $5.50
70 and above               $6.50


For example, if the stated death benefit is $100,000 and the insured person is age 40 on your policy date, your administrative surrender charge is $350.

During the first fourteen years of your policy your administrative surrender charge may decrease. This happens if you request a decrease in your stated death benefit, or you take a partial withdrawal which causes your stated death benefit to decrease. Your administrative surrender charge decreases in the same proportion that your stated death benefit decreases. Under these circumstances we then deduct from your account value the amount by which your administrative surrender charge decreased.

We designed your administrative surrender charge to cover part of our administrative expenses for your policy, such as:
   *   application processing;
   *   establishing your policy records;
   *   insurance underwriting; and
   * costs associated with developing and operating our systems to administer your policies.

Sales Surrender Charge

We calculate the sales surrender charge for each segment by applying the premiums you paid to each segment in the same proportion that the guideline annual premium for each segment (as defined by the federal income tax laws) has to the sum of the guideline annual premiums for all segments.

The sales surrender charge is:

     1. 25% of the premiums you paid up to your target premium for each segment without any substandard ratings (this is known as the base standard target premium); plus

     2. 5% of the premiums you paid in the first seven policy years following the effective date of a segment in excess of the base standard target premium for that segment.

Your sales surrender charge is never greater than 50% of your base standard target premium. We do not determine target premiums on your scheduled premium. We determine target premiums actuarially, based on the age and gender of the insured person. Your policy schedule shows the initial target premium for your policy and the target premium for any added segments. The schedule also shows the maximum sales surrender charge for your stated death benefit.

If your stated death benefit decreases, we reduce your target premium for each segment in the same proportion that we reduce your stated death benefit. We do not do this if the reduction is a result of a change in death benefit option.

If your new target premium for each segment is greater than or equal to the premiums you paid for that segment, then we reduce your future maximum sales surrender charge, we do not deduct a sales surrender charge from your account value.

If your new target premium for each segment is less than the sum of the premiums you paid for that segment, we reduce the future maximum sales surrender charge and we deduct a sales surrender charge from your account value equal to the difference between your sales surrender charge before the decrease, and your sales surrender charge after the decrease. We recalculate your new sales surrender charge as if your new target premium was always in effect for that segment.

We reduce your future maximum sales surrender charge in the same proportion that we reduce your stated death benefit if:

     1. you make a decrease to your stated death benefit more than seven years after your policy date; or

     2. you make a partial withdrawal from your policy which reduces the stated death benefit, and you make your request more than seven years after the date you added the additional segment.


Calculation of Surrender Charge Examples

Example 1:  Assume the stated death benefit on your policy is $100,000 and the insured person is age 45 when we issued your policy. The target premium on your policy is $1,500. The actual surrender charge, assuming that you pay a $1,000 premium each policy year, is:

                  Administrative            Sales               Actual
Policy Year      Surrender Charge     Surrender Charge     Surrender Charge
-----------      ----------------     ----------------     ----------------
1                $350.00                $250.00                $600.00
2                 350.00                 400.00                 750.00
3                 350.00                 450.00                 800.00
4                 350.00                 500.00                 850.00
5                 350.00                 550.00                 900.00
6                 350.00                 600.00                 950.00
7                 350.00                 650.00                1000.00
8                 306.25                 568.75                 875.00
9                 262.50                 487.50                 750.00
10                218.75                 406.25                 625.00
11                175.00                 325.00                 500.00
12                131.25                 243.75                 375.00
13                 87.50                 162.50                 250.00
14                 43.75                  81.25                 125.00
15                  0.00                   0.00                   0.00

Example 2:  If you reduce your stated death benefit on your third policy anniversary to $90,000, we reduce your target premium proportionately, and it now equals $1,350 (90% of $1,500).
            There is a sales surrender charge of $30 when you reduce your stated death benefit. This is the difference between your sales surrender charge immediately before the decrease, and your sales surrender charge calculated assuming your new target premium was always in effect for your policy. There is an administrative surrender charge of $35. This is the difference between your original administrative surrender charge and 90% of your initial administrative surrender charge. Using the figures in the example here, this calculation is: $350 - $315. We deduct both the sales surrender charge and the administrative surrender charge from the account value. The resulting actual surrender charge for each policy year is:



                      Administrative            Sales             Actual
Policy Year          Surrender Charge     Surrender Charge   Surrender Charge
-----------          ----------------     ----------------   ----------------
1                      $350.00                $250.00           $600.00
2                       350.00                 400.00            750.00
3                       350.00                 450.00            800.00
4                       315.00                 470.00            785.00
5                       315.00                 520.00            835.00
6                       315.00                 570.00            885.00
7                       315.00                 620.00            935.00
8                       275.63                 542.50            818.13
9                       236.25                 465.00            701.25
10                      196.88                 387.50            584.38
11                      157.50                 310.00            467.50
12                      118.13                 232.50            350.63
13                       78.75                 155.00            233.75
14                       39.38                  77.50            116.88
15                        0.00                   0.00              0.00

Fees and Expenses of the Portfolios

The variable account purchases shares of the investment portfolios at net asset value. This price reflects investment management fees and other direct expenses that are deducted from the portfolio assets. The following table describes these investment management fees and other direct expenses of the investment portfolios.

Portfolio Annual Expenses (As a Percentage of Portfolio Average Net Assets) /1/

                                                  Investment                          Total Portfolio
                    Portfolio                    Management Fees     Other Expenses     Expenses
                    ---------                    ---------------     --------------     ---------
AIM Variable Insurance Funds, Inc.
AIM VI - Capital Appreciation                    0.63%               0.05%               0.68%
AIM VI - Government Securities                   0.50%               0.37%               0.87%

The Alger American Fund
Alger American Growth Portfolio                  0.75%               0.04%               0.79%
Alger American Leveraged AllCap Portfolio        0.85%               0.15%               1.00%/3/
Alger American MidCap Growth Portfolio           0.80%               0.04%               0.84%
Alger American Small Capitalization Portfolio    0.85%               0.04%               0.89%

Fidelity Variable Insurance Products Fund
VIP Growth Portfolio                             0.60%               0.09%               0.69%/4/
VIP Money Market Portfolio                       0.21%               0.10%               0.31%
VIP Overseas Portfolio     0.75%      0.17%      0.92%4

Fidelity Variable Insurance Products Fund II
VIP II Asset Manager Portfolio                   0.55%               0.10%               0.65%/4/
VIP II Index 500 Portfolio                       0.24%               0.04%               0.28%/5/

INVESCO Variable Investment Funds, Inc.
INVESCO VIF - High Yield Portfolio               0.60%               0.45%               1.05%/6, 9/
INVESCO VIF - Industrial Income Portfolio        0.75%               0.40%               1.15%/6, 8/
INVESCO VIF - Small Company Growth Fund          0.75%               0.50%               1.25%/6, 11/
INVESCO VIF - Total Return Portfolio             0.75%               0.40%               1.15%6,/7/
INVESCO VIF - Utilities Portfolio                0.60%               0.55%               1.15%/6, 10/

Neuberger Berman Advisers Management Trust /2/
Growth Portfolio                                 0.83%               0.07%               0.90%
Limited Maturity Bond Portfolio                  0.65%               0.12%               0.77%
Partners Portfolio                               0.80%               0.06%               0.86%

Van Eck Worldwide Insurance Trust
Worldwide Bond Fund                              1.00%               0.12%               1.12%
Worldwide Emerging Markets Fund                  0.80%               0.00%               0.80%/14/
Worldwide Hard Assets Fund                       1.00%               0.17%               1.17%/12/
Worldwide Real Estate Fund                       0.00%               0.00%               0.00%/13/

/1/ The investment portfolios provided this portfolio expense information. We have not independently verified this information. These portfolio expenses are not direct charges against division assets or reductions from contract values. Rather, we factor these portfolio expenses when computing each underlying portfolio's net asset value. We use the share price to calculate the unit values of the divisions. For a more complete description of the portfolios' costs and expenses, see the prospectuses for the portfolios.

/2/ Neuberger Berman Advisers Management Trust (the "Trust") is divided into portfolios ("portfolios"), each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Managers Trust. The figures reported under "Investment Management and Administration Fees" include the aggregate of the administration fees paid by the portfolio and the management fees paid by its corresponding Series. Similarly, the "Other Expenses" includes all other expenses of the portfolio and its corresponding series. See "Expenses" in the Trust's Prospectus. Expenses may reflect expense reimbursement. NBMI has voluntarily undertaken to limit the portfolios' compensation of NBMI and excluding taxes, interest, extraordinary expense, brokerage commissions and transaction costs, that exceed 1% of the portfolios' average daily net asset value. These expense reimbursement policies are subject to termination upon 60 days written notice to the portfolios.

/3/ The Alger American Leverage AllCap Portfolio's "Other Expenses" includes 0.04% of interest expense.

/4/ A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses presented in the table would have been 0.67% for Growth Portfolio, 0.90% for Overseas Portfolio, and 0.64% for Asset Manager Portfolio.

/5/ FMR agreed to reimburse a portion of Index 500 Portfolio's expenses during the period. Without this reimbursement, the funds' management fee, other expenses and total expenses would have been 0.27%, 0.13% and 0.40% respectively.

/6/ The portfolios' custodian fees were reduced under an expense offset arrangement. In addition, certain expenses of the portfolios' are being absorbed voluntarily by INVESCO Funds Group, Inc. ("IFG"). The above ratios reflect total expenses, less expenses absorbed by IFG, prior to any expense offset.

/7/ Various expenses of the portfolio were voluntarily absorbed by IFG for the years ended December 31, 1997, 1996 and 1995. If such expenses had not been voluntarily absorbed, the ratio of expenses to average net assets would have been 1.10%, 1.30% and 2.51%, respectively, and the ratio of net investment income to average net assets would have been 2.89%, 3.08% and 2.41%, respectively.

/8/ Various expenses of the portfolios were voluntarily absorbed by IFG for the years ended December 31, 1997, 1996 and 1995. If such expenses had not been voluntarily absorbed, the ratio of expenses to average net assets would have been 0.97%, 1.19%, and 2.31%, respectively, and the ratio of net Investment income to average net assets would have been 2.12%, 2.63% and 2.22%, respectively.

/9/ Various expenses of the portfolios were voluntarily absorbed by IFG for the years ended December 31, 1997, 1996 and 1995. If such expenses had not been voluntarily absorbed, the ratio of expenses to average net assets would have been 0.94%, 1.32% and 2.71%, respectively, and the ratio of net investment income to average net assets would have been 8.56%, 8.74% and 7.05%, respectively.

/10/ Various expenses of the portfolios were voluntarily absorbed by IFG for the years ended December 31, 1997, 1996 and 1995. If such expenses had not been voluntarily absorbed, the ratio of expenses to average net assets would have been 2.07%, 5.36% and 57.13%, respectively, and the ratio of net investment income to average net assets would have been 1.84%, (1.28%) and (52.86%) respectively.

/11/ Various expenses of the portfolios were voluntarily absorbed by IFG for the years ended December 31, 1997. If such expenses had not been voluntarily absorbed, the ratio of expenses to average net assets would have been 35.99% and the ratio of net investment income to average net assets would have been (34.86%).

/12/ Various expenses of the portfolio were voluntarily absorbed by the portfolio's investment manager. Absent such reimbursement, "Investment Management Fees," "Other Expenses" and "Total Portfolio Expenses" would have been 1.0%, 0.18%, and 1.18%, respectively.

/13/ Various expenses of the portfolio were voluntarily absorbed by the portfolio's investment manager. Absent such reimbursement, "Investment Management Fees," "Other Expenses" and "Total Portfolio Expenses" would have been 1.0%, 3.92%, and 4.92%, respectively.

/14/ Various expenses of the portfolio were voluntarily absorbed by the portfolio's investment manager. Absent such reimbursement, "Investment Management Fees," "Other Expenses" and "Total Portfolio Expenses" would have been 1.0%, 0.34%, and 1.34%, respectively.

Group or Sponsored Arrangements or Corporate Purchasers

Individuals, corporations or other institutions may purchase this policy. For group or sponsored arrangements (including our home office employees), corporate purchases, or special exchange programs which we may offer from time to time, we may reduce or waive the:
   *   surrender charge, including the surrender charge on partial withdrawals;
   *   length of time a surrender charge applies;
   *   administrative charge;
   *   minimum stated death benefit;
   *   maximum target death benefit;
   *   minimum annual premium;
   *   target premium;
   *   sales charges;
   *   cost of insurance charges; or
   *   other charges normally assessed.

We can reduce or waive these items due to expected economies under a group or sponsored arrangement or with a corporate purchaser. Group arrangements include those in which there is a trustee, an employer, or an association.
The group either purchases policies covering a group of individuals on a group basis, or endorses a policy to a group of individuals. Sponsored arrangements include those where an employer or association allows us to offer policies to its employees or members on an individual basis.

Our sales, administration and mortality costs generally vary with the size and stability of the group, among other factors. We take all these factors into account when we reduce charges. A group or sponsored arrangement must meet certain requirements to qualify for reduced charges. We make reductions to charges based on our rules in effect when we approve a policy application form. We may change these rules from time to time.

Sponsored arrangement corporations may have different group premium payments and premium requirements.

We will not be unfairly discriminatory in any variation in the surrender charge, administrative charge, or other charges, fees and privileges. These variations are based on differences in costs or services.


Other Charges

Under current law, we pay no tax on investment income and capital gains included in variable life insurance policy reserves. This means that no charge is currently made to any variable division for our federal income taxes. If the tax law changes and we have federal income tax chargeable to the variable divisions, we may make such a charge in the future.

In several states, we must pay state and local taxes, in addition to any premium taxes which apply. Currently, these taxes are not large. However, if these taxes increase, we may charge for such taxes when they are chargeable to our variable divisions .


TAX CONSIDERATIONS

The following summary provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present federal income tax laws . No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.


Tax Status of the Policy

In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code. However, there is very little guidance, with respect to policies issued on a substandard basis. Nevertheless, we believe all our policies satisfy the applicable requirements and keep within the spirit of the current law. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions in order to do so.


Diversification Requirements

In addition to meeting the Code Section 7702 tests, Code Section 817(h) requires separate account investments, such as our variable account, to be sufficiently diversified. The Treasury has issued regulations which set the standards for measuring the sufficiency of any diversification. To be sufficiently diversified, each variable division must meet certain tests. If your variable life policy is not adequately diversified under these regulations, it is not treated as life insurance under Code Section 7702. You would then be subject to federal income tax on your policy income as you earn it. Our variable divisions' investment portfolios have promised they will meet the diversification standards that apply to your policy.

In certain circumstances, you, as owner of a variable life insurance contract, may be considered the owner for federal income tax purposes of the separate account assets used to support your contract. Any income and gains from the separate account assets are includable in the gross income from your policy under these circumstances. The IRS has stated in published rulings that a variable contract owner is considered the owner of separate account assets if the contract owner has "evidence of ownership" in those assets. "Evidence of ownership" includes the ability to exercise investment control over the assets.

The Treasury has made further announcements, in connection with issuing its temporary regulations concerning diversification. It states that the diversification regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the policy owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that the Treasury will issue further guidance in the form of regulations or rulings. This guidance will help policyholders direct their investments to particular subaccounts without being treated as owners of the underlying assets.

Your ownership rights under your policy are similar to, but different in some ways from those described by the IRS in rulings in which it determined that policy owners are not owners of separate account assets. For example, you have flexibility in allocating your premium payments and in your policy values. These differences could result in the IRS treating you as the owner of a pro rata share of the variable account assets. We do not know what standards will be set forth in the future, if any, in the Treasury's regulations or rulings that it expects to issue. We reserve the right to modify your policy, as necessary, to try to prevent you from being considered the owner of a pro rata share of the variable account assets, or to otherwise qualify your policy for favorable tax treatment.

The following discussion assumes that the policy will qualify as a life insurance contract for federal income tax purposes.


Modified Endowment Contracts

Under the Internal Revenue Code, certain life insurance contracts are classified as "modified endowment contracts," with less favorable tax treatment than other life insurance contracts. Due to the flexibility of the policies at to premiums and benefits, the individual circumstances of each policy will determine whether it is classified as a modified endowment contract. The rules are too complex to be summarized here, but generally depend on the amount of premiums paid during the first seven policy years. Certain changes in a policy after it is issued could also cause it to be classified as a modified endowment contract. A current or prospective policy owner should consult with a competent advisor to determine whether a policy transaction will cause the policy to be classified as a modified endowment contract.


Distributions Other Than Death Benefits from Modified Endowment Contracts

Once a policy is classified as a modified endowment contract, the following tax rules apply both prospectively and to any distributions made in the prior two years:

     1. All distributions other than death benefits, including distributions upon surrender and withdrawals, from a modified endowment contact will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the policy owner's investment in the policy only after all gain has been distributed.

     2. Loans taken from or secured by a policy classified as a modified endowment contract are treated as distributions and taxed accordingly.

     3. A 10% additional income tax may be imposed on the amount subject to tax. Consult a tax adviser to determine whether you may be subject to this penalty tax.

Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts

Distributions other than death benefits from a policy that is not classified as a modified endowment contract are generally treated first as a recovery of the policy owner's investment in the policy and only after the recovery of all investment in the policy as taxable income. However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance contract for federal income tax purposes if policy benefits are reduced during the first fifteen policy years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a policy that is not a modified endowment contract are generally not treated as distributions. Finally, neither distributions from nor loans from or secured by a policy that is not a modified endowment contract are subject to the 10% additional income tax.


Investment in the Policy

Your investment in the policy is generally your aggregate premiums. When a distribution is taken from the policy, your investment in the policy is reduced by the amount of the distribution that is tax free.


Policy Loans

In general, interest on a policy loan will not be deductible. Before taking out a policy loan, you should consult a tax adviser as to the tax consequences.


Multiple Policies

All modified endowment contracts that are issued by us (or our affiliates) to the same policy owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includable in the policy owner's income when a taxable distribution occurs.


Tax Treatment of Policy Benefits

We believe that the death benefit under a policy is generally excludable from the gross income of the beneficiary. However, there are exceptions to this general rule. Federal, state and local transfer, estate inheritance, and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. A tax adviser should be consulted on these consequences.

Generally, the policy owner will not be taxed on any of the policy cash value until there is a distribution. When distributions from a policy occur, or when loans are taken out from or secured by a Policy, the tax consequences depend on whether the policy is a "Modified Endowment Contract."

Special rules may apply if you are subject to the alternative minimum tax.
You should consult a tax adviser if you are subject to the alternative minimum tax.


Alternative Minimum Tax

Special rules apply to life insurance contracts for the corporate alternative minimum tax. Under these rules, the alternative minimum tax takes into consideration:
   *   death benefit proceeds; and
   *   increases in cash value.

Additionally, distribution tax rules may apply in a modified form.


Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of one life insurance policy for another life insurance policy, or for an endowment or annuity contract. We accept 1035 exchanges with outstanding loans. Special rules and procedures apply to Section 1035 transactions. If you wish to take advantage of Section 1035, you should consult your tax adviser.


Tax-exempt Policy Owners

Special rules may apply where a policy is owned by a tax-exempt entity. Tax-exempt entities should consult their tax adviser regarding the consequences of purchasing and owning a policy. These consequences could include an effect on the tax-exempt status of the entity and the possibility of the unrelated business income tax.


Changes to Comply with the Law

So that your policy continues to qualify as life insurance under the Code, we reserve the right to refuse to accept all or part of your premium payments, or to change your death benefit. We may refuse to allow you to make partial withdrawals that would cause your policy to fail to qualify as life insurance. We also may:
   *   make changes to your policy or its riders;
   *   require you to make additional premium payments; or
   * make distributions from your policy to the degree that we deem necessary to qualify your policy as life insurance for tax purposes.

If we make any change of this type, it applies the same to all affected policies. We will give you advance notice of this change.

The tax law limits the amount we can charge for mortality costs and other expenses used to calculate whether your policy qualifies as life insurance for federal income tax purposes. We must base these calculations on reasonable mortality charges and other charges reasonably expected to be paid. The Treasury issued proposed regulations on what it considers reasonable for mortality charges. We believe that the charges used for your policy should meet the Treasury's current requirement for "reasonableness." We reserve the right to make changes to the mortality charges if future regulations have standards which make changes necessary in order to continue to qualify your policy as life insurance for federal income tax purposes.

Additionally, assuming that you do not want your policy to be or to become a Modified Endowment Contract, we include a policy endorsement under which we have the right to amend your policy, including riders. We do this to make sure that your policy continues to meet the seven-pay test for federal income tax purposes. If the policy premium you pay is more than the seven-pay limit, we have the right to remove any excess premium or to make any appropriate adjustments to your policy's account value and death benefit.

Any increase in your death benefit will cause an increase in your cost of insurance charges.


Other

Policy owners may use our policies in various arrangements, including:
   *   qualified plans;
   *   non-qualified deferred compensation or salary continuance plans;
   *   split dollar insurance plans;
   *   executive bonus plans;
   *   retiree medical benefit plans; and
   *   other plans.

The tax consequences of these plans may vary depending on the particular facts and circumstances of each arrangement. So, if you want to use any of our policy in this type of arrangement, you should consult a qualified tax adviser regarding the tax issues of your particular arrangement.

The favorable tax treatment of Section 101(a) will not apply to benefits paid at maturity of the policy (Age 100). The IRS has not given an official opinion on policies that continue coverage past age 100. There are no clear guidelines on how to keep these benefits within the definition of life insurance.
However, we believe our approach is appropriate and in keeping with the spirit of the current law.

The IRS requires us to withhold income taxes from any portion of the amounts individuals receive in a taxable transaction. We do not withhold income taxes if you elect in writing not to have withholding apply. If the amount withheld for you is insufficient to cover income taxes, you may have to pay income taxes and possibly penalties later.

Depending on your particular jurisdiction and the circumstances of you and your beneficiary, tax consequences of ownership or receipt of your policy benefits will vary. These taxes include federal estate and gift taxes, and state and local inheritance taxes.

If a trustee under a pension or profit-sharing plan, or similar deferred compensation arrangement, owns a policy, the federal, state and estate tax consequences could differ. The amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan are limited. The current cost of insurance for the net amount at risk is treated as a "current fringe benefit" and must be included annually in the plan participant's gross income. We report this cost (generally referred to as the "P.S. 59" cost) to the plan annually. If a policy is distributed to you from the plan, the cash value is immediately taxable to the extent it exceeds your basis. If the plan participant dies while covered by the plan and the policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the cash value is not taxable. However, the balance of the proceeds will generally be taxable to the extent it exceeds the participant's cost basis in the policy. Policies owned under these types of plans may be subject to restrictions under the Employee

Retirement Income Security Act of 1974 ("ERISA"). You should consult a qualified adviser regarding ERISA.


Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. consult a tax adviser with respect to legislative developments and their effect on the policy.


Our Income Taxes

Under current law we pay no tax on investment income and capital gains reflected in variable life insurance policy reserves (except to the extent the federal deferred acquisition cost may be considered such a tax).
Consequently, no charge is currently being made to any division of our variable account for our federal income taxes. We reserve the right, however, to make such a charge in the future if the tax law changes and we incur federal income tax which is attributable to the variable account.

We must pay state and local taxes (in addition to applicable taxes based on premiums) in several states. At the present time, these taxes are not substantial. However, if these taxes increase, we reserve the right to charge for such taxes when they are attributable to our variable account.


YOU SHOULD CONSULT QUALIFIED LEGAL OR TAX ADVISERS FOR COMPLETE INFORMATION ON FEDERAL, STATE, LOCAL, AND OTHER TAX CONSIDERATIONS.

ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES, SURRENDER VALUES, AND ACCUMULATED PREMIUMS


The following tables are intended to show how the policy works. This includes how benefits and values can vary over a long period of time. Each table also compares these values with total premiums paid with interest. The policies illustrated include:

                                            Definition
                                    Death    of Life     Stated                 Target
               Tobacco User        Benefit  Insurance     Death                  Death
Gender   Age     Status            Option     Test       Benefit    Premium     Benefit
------   ---    ----------         ------    --------    -------    -------    --------
Male     45     Non-tobacco User     1        CVAT       200,000     $3,750    200,000
                    Preferred

Male     45     Non-tobacco User     1        CVAT       100,000     $3,750    200,000
                    Preferred

Male     45     Non-tobacco User     1        GP         200,000     $3,750    200,000
                    Preferred


The tables show how death benefits, account values, and cash surrender values of a hypothetical policy could vary over an extended period of time, assuming the variable divisions had constant hypothetical gross annual investment returns of 0%, 6%, or 12% over the periods indicated in each table. The amounts shown would differ if we had used female or unisex rates.

Values would differ from those in the tables if the annual investment returns were not constant.

These illustrations assume there are no policy loans.

The third column of each table shows what would happen if an amount equal to the assumed premiums were invested to earned interest after taxes, of 5% compounded annually.

We illustrate premium payments as if they were made at the beginning of the year.

The difference between the account value and the cash surrender value in the first fourteen years of the policy shows the effect of the surrender charge.

The tables show the net investment return on your policy is lower than the gross investment return on the variable divisions. We show this effect in the amounts for death benefits, account values and cash surrender values. This effect is due to deductions from premiums, the mortality and expense risk charge, monthly deductions, cost of insurance rider charges, and surrender charges. The tables show charges at our current rates. See Monthly Deductions from Your Account Value, page 43. The tables also show these charges at the maximum rates we guarantee in our policies.

The mortality and expense risk investment fee is 0.75% annually on a guaranteed basis. These illustrations show current rates, which include a persistency refund of 0.6% of the annual account value beginning after the tenth policy anniversary.

The tables also reflect the effect on each division's investment performance of the portfolio charge for management and portfolio expenses.

The tables reflect annual management fees of .6635% of the portfolios' aggregate average daily net assets. This hypothetical rate is a simple average of the investment advisory fee applying to the investment portfolios for the years ending December 31, 1998. We assume other portfolio expenses at the rate of .1274% of the portfolios' average daily net assets. This is an average of all the portfolios' other expenses for the year ending December 31, 1998. These total .8387%. Actual fees vary by portfolio. The sponsor may have agreements to waive or otherwise pay each investment division for operating expenses which are greater than certain limits. The table's values assume that the current expense reimbursement arrangements will continue. However, they may not.

The effect of these charges and expenses, and mortality and expense risk charges result in a net rate of return of:
   *   (1.53)% on a 0% gross rate of return;
   *   4.42% on a 6% gross rate of return; and
   *   10.38% on a 12% gross rate of return

The tables assume that charges have been deducted. This includes administrative and sales charges. The tables show that we do not currently charge against the variable account for state or federal taxes. If we charge for the taxes in the future, it will take a higher gross rate of return than the rates shown to produce the same death benefits, account values, and cash surrender values.

If we are asked to do so, we will give a comparable personal illustration based on:
   *   the insured person's age and gender;
   *   standard premium class assumptions;
   *   initial stated death benefit;
   *   the chosen death benefit option; and
   *   scheduled premiums consistent with your policy form.

At issue, we deliver an individualized illustration showing the scheduled premium you chose and the insured person's actual risk class. After we issue the policy, if you ask us to, we will give you an illustration of future policy benefits. We base these hypothetical future benefits on both guaranteed and current cost factor assumptions and actual account value.

ADDITIONAL INFORMATION

Directors and Officers

Set forth below is information regarding the directors and principal officers of Security Life of Denver Insurance Company. Security Life's address, and the business address of each person named, except as noted with one or two asterisks (*/**), is Security Life Center, 1290 Broadway, Denver, Colorado 80203-5699. The business address of each person denoted with one asterisk (*) is ING North America Insurance Corporation, 5780 Powers Ferry Road, Atlanta, Georgia 30327-4390. The business address of each person denoted with two asterisks (**) is Security Life of Denver Insurance Company, 9140 Arrowpoint Blvd., Suite 400, Charlotte, North Carolina 28273.


Name and Principal
Business and Address     Position and Offices with Security Life of Denver
--------------------     -------------------------------------------------
Fred S. Hubbell          Chairman and Chief Executive Officer
909 Locust St.
Des Moines, IA 50309

Stephen M. Christopher   Director and President

Thomas F. Conroy         Director, President Security Life Reinsurance

Michael W. Cunningham*   Director, Executive Vice President

Linda B. Emory*          Director, Executive Vice President and Appointed
                         Actuary

James L. Livingston, Jr. Executive Vice President and Chief Operating
                         Officer

Jeffrey R. Messner       Executive Vice President and Chief Marketing Officer

Jess A. Skriletz         President, ING Institutional Markets

John R. Barmeyer         Senior Vice President, Chief Legal Officer

Wayne D. Bidelman        Senior Vice President

Eugene L. Copeland       Senior Vice President and General Counsel, Security
                         Life Reinsurance and ING Institutional Markets

Michael Fisher           Senior Vice President, Litigation

Carol D. Hard            Senior Vice President, Variable Product Sales

Philip R. Kruse          Senior Vice President, Sales & Marketing

Charles LeDoyen**        Senior Vice President, Structured Settlements

Name and Principal
Business and Address     Position and Offices with Security Life of Denver
--------------------     -------------------------------------------------
Timothy P. McCarthy      Senior Vice President, Marketing Services

Jeffery W. Seel*         Senior Vice President, Chief Investment Officer

Lawrence D. Taylor       Senior Vice President, Chief Actuary

Louis N. Trapolino       Senior Vice President, Distribution

William D. Tyler         Senior Vice President, Chief Information Officer

Katherine Anderson       Vice President

Carole A. Baumbusch      Vice President, Special Projects

Evelyn A. Bentz          Vice President, M Financial Sales

Thomas Kirby Brown, Jr.  Vice President, Operations, ING Institutional
                         Markets

Douglas W. Campbell      Vice President, Agency Sales

Daniel S. Clements       Vice President and Chief Underwriter

Stanley F. Eckert        Vice President, National Marketing

Larry D. Erb             Vice President, Information Technology

Martha K. Evans          Vice President, Variable Product Sales

Fitz Fisher              Vice President, Information Technology

Deborah B. Holden        Vice President, Corporate Benefits

Brian Holland            Vice President, Sales and International Risk
                         Management

Kenneth R. Kiefer**      Vice President, Operations, Structured Settlements

Richard D. King          Vice President, Medical Director

Gregory G. McGreevey     Vice President, Marketing

C. Lynn McPherson*       Vice President

Sue A. Miskie            Vice President, Corporate Services

David S. Pendergrass*    Vice President and Treasury Officer

Name and Principal
Business and Address     Position and Offices with Security Life of Denver
--------------------     -------------------------------------------------
Stephen R. Pryde         Vice President, Administration

Christiaan M. Rutten     Vice President, Structured Reinsurance

Casey J. Scott           Vice President, National Marketing

Alan C. Singer           Vice President, Customer Relations and Regulatory
                         Compliance

Mark A. Smith            Vice President, Insurance Services

Jerome M. Strop          Vice President, Strategic Marketing

Gary W. Waggoner         Vice President, General Counsel and Corporate
                         Secretary

William Wojciechowski    Vice President, Sales and Marketing

Amy L. Winsor            Treasurer and Finance Officer

Eric G. Banta            Assistant Secretary

Roger O. Beebe           Actuarial Officer

Marsha K. Crest          Agency Administration Officer

John B. Dickinson        Actuarial Officer

Relda A. Fleshman        Deputy General Counsel

Shirley A. Knarr         Actuarial Officer

Glen E. Stark            Actuarial Officer

William J. Wagner        Actuarial Officer

State Regulation

We are regulated and supervised by the Division of Insurance of the Department of Regulatory Agencies of the State of Colorado which periodically examines our financial condition and operations. In addition, we are subject to the insurance laws and regulations in every jurisdiction in which we do business. As a result, the provisions of this policy may vary somewhat from jurisdiction to jurisdiction.

We are required to submit annual statements, including financial statements, of our operations and finances to the insurance departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

We are also subject to various Federal securities laws and regulations.


Legal Matters

The legal matters in connection with the policy described in this prospectus have been passed on by the General Counsel of Security Life and Sutherland, Asbill & Brennan LLP.


Legal Proceedings

Security Life, as an insurance company, is ordinarily involved in litigation. We do not believe that any current litigation is material to Security Life's ability to meet its obligations under the policy or to the variable account, and we do not expect to incur significant losses from such actions. ING America Equities, Inc., the principal underwriter and distributor of the policy, is not engaged in any litigation of any material nature.


Experts

The consolidated financial statements of Security Life of Denver Insurance Company and Subsidiaries at December 31, 1997 and 1996, and for each of the three years in the period ended December 31, 1997, and the financial statements of the Separate Account L1 at December 31, 1997, and for each of the three years in the period ended December 31, 1997, appearing in this prospectus and registration statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

Actuarial matters in this prospectus have been examined by Lawrence D. Taylor, F.S.A., M.A.A.A., who is Senior Vice President and Chief Actuary of Security Life. His opinion on actuarial matters is filed as an exhibit to the Registration Statement we filed with the SEC.


Registration Statement

We have filed a Registration Statement relating to the Variable Account and the variable life insurance policy described in this prospectus with the SEC. The Registration Statement, which is required by the Securities Act of 1933, includes additional information that is not required in this prospectus under the rules and regulations of the SEC. The additional information may be obtained from the SEC's principal office in Washington, DC. You will have to pay a fee for the material.

                              FINANCIAL STATEMENTS


   (the financial statements will be included as part of the 485(b) filing)

                                 APPENDIX A


   (Appendix A will be included as part of the 485(b) filing)

                                 APPENDIX B



   (Appendix B will be included as part of the 485(b) filing)

                                 APPENDIX C


   (Appendix C will be included as part of the 485(b) filing)

                                 PART II


                      UNDERTAKING TO FILE REPORTS

Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on May 1, 1997 (File No. 33-74190).


                UNDERTAKING REGARDING INDEMNIFICATION

Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S- 6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on May 1, 1997 (File No. 33-74190).


        UNDERTAKING REQUIRED BY SECTION 26(e)(2)(A) OF THE INVESTMENT
                      COMPANY ACT OF 1940, AS AMENDED

Security Life of Denver Insurance Company represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

                 Contents of Registration Statement

This Registration Statement comprises the following papers and documents:

     The facing sheet.

     Cross-Reference table.

     The prospectuses.
          FirstLine
          FirstLine II

     The undertaking to file reports.

     The undertaking regarding indemnification.

     The undertaking required by Section 26(e)2(A) of the Investment Company Act of 1940, as amended.

     The signatures.

     Written consents of the following persons:
          Lawrence D. Taylor (See Exhibit 6B).
          Ernst & Young, L.L.P. (See Exhibit 7A).
          Mayer, Brown & Platt (See Exhibit 7B).

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     The following exhibits:

1.A  (1)  Resolution of the Executive Committee of the Board of Directors of
          Security Life of Denver Insurance Company ("Security Life of Denver") authorizing the establishment of the Registrant.

     (2)  Not Applicable.

     (3)(a)  Security Life of Denver Distribution Agreement.
        (b) Specimen Broker/Dealer Supervisory and Selling Agreement for Variable Contracts with Compensation Schedule. /5/
               (i) Broker/Dealer Supervisory and Selling Agreement for Variable
                   Contracts with Paine Webber Incorporated. /1/
        (c)  Commission Schedule for Policies. /5/

     (4)     Not Applicable.

     (5)(a)  Specimen Variable Universal Life Insurance Policy (Form No.
             1195 (VUL)-5/97). /1/
               (i) Specimen Variable Universal Life Policy Issued in
                   Massachusetts (Form No. 1195 (VUL)-MA-5/97). /1/
               (ii)Specimen Variable Universal Life Policy Issued in Maryland.
                   (Form No. 1195 (VUL)-MA-5/97). /1/
               (iii)Specimen Variable Universal Life Policy Issued in Texas.
                   (Form No. 1195 (VUL)-MA-5/97). /1/
               (iv) Specimen Variable Universal Life Insurance Policy (Form
                    No. 2500 (VUL)-7/97). /2/
               (v)Specimen Variable Universal Life Insurance Policy (Form No.
                  2502 (VUL)-6/98). /5/
        (b)  Adjustable Term Insurance Rider (Form No. R2000-3/96). /1/

     (6)(a) Security Life of Denver's Restated Articles of Incorporation. (b-g) Amendments to Articles of Incorporation through June 12, 1987.
        (h)  Security Life of Denver's By-Laws.
               (i)Bylaws of Security Life of Denver Insurance Company
                 (Restated with Amendments through September 30, 1997). /4/

     (7)     Not Applicable.

     (8)(a)  Addendum to Sales Agreement.
               (i)Participation Agreement by and among AIM Variable Insurance
                  Funds, Inc., Life Insurance Company, on Behalf of Itself and its Separate Accounts and Name of Underwriter of Variable Contracts and Policies. /5/
               (ii)Sales Agreement by and among The Alger American Fund, Fred
                   Alger Management, Inc., and Security Life of Denver Insurance Company.
               (iii)Sales Agreement by and among Neuberger & Berman Advisers
                    Management Trust, Neuberger & Berman Management Incorporated, and Security Life of Denver Insurance Company.
               (iv)Participation Agreement among Variable Insurance Products
                   Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company.
               (v) Participation Agreement among Variable Insurance Products
                   Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company.
               (vi)Participation Agreement among INVESCO Variable Investment
                   Funds, Inc., INVESCO Funds Group, Inc., and Security Life of Denver Insurance Company.
               (vii)Participation Agreement between Van Eck Investment Trust and the Trust's investment adviser, Van Eck Associates
                   Corporation, and Security Life of Denver Insurance Company.
       (b)  Amendments to Participation Agreements.
               (i) First Amendment to Fund Participation Agreement between
                   Security Life of Denver, Van Eck Investment Trust and Van Eck Associates Corporation. /5/
               (ii)Second Amendment to Fund Participation Agreement between
                   Security Life of Denver,

                   Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation. /5/
               (iii)Assignment and Modification Agreement between Neuberger &
                    Berman Advisers Management Trust, Neuberger & Berman Management Incorporated, Neuberger & Berman Advisers Management Trust, Advisers Managers Trust and Security
                    Life of Denver Insurance Company. /5/
               (iv) First Amendment to Participation Agreement by and among The
                    Alger American Fund, Fred Alger Management, Inc., Security Life of Denver Insurance Company.
               (v) First Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company.
               (vi) Second Amendment to Participation Agreement among Variable
                    Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company.
               (vii)First Amendment to Participation Agreement among Variable
                    Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company.
               (viii)Second Amendment to Participation Agreement among
                    Variable Insurance Products Fund II, Fidelity
                    Distributors Corporation and Security Life of Denver Insurance Company.
               (ix) First Amendment to Participation Agreement among Security
                    Life of Denver Insurance Company, INVESCO Variable Investment Funds, Inc. and INVESCO Funds Group, Inc.
       (c)  Service Agreement.
       (d) Administrative Services Agreement between Security Life of Denver and Financial Administrative Services Corporation.
       (e) Amendment to Administrative Services Agreement between Security Life of Denver and Financial Administrative Services Corporation.

     (9)    Not Applicable.

     (10)(a)   (i)  Specimen Variable Life Insurance Application (Form No.
                    Q-2006-9/97). /2/
               (ii) Specimen Variable Life Insurance Application (Form No.
                    Q-1155-98). /3/

2.     Included as Exhibit 1.A(5) above.

3.A Opinion and Consent of Eugene L. Copeland as to securities being registered.
  B Opinion and Consent of Gary W. Waggoner as to securities being registered.

4.     Not Applicable.

5.     Not Applicable.

6.A    Opinion and Consent of Shirley A. Knarr. /4/
   B   Opinion and Consent of Lawrence D. Taylor.

7.A    Consent of Ernst & Young L.L.P.
  B    Consent of Mayer, Brown & Platt.

8.     Not Applicable.
_______________

/1/ Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on April 30, 1997 (File No. 33-88148).

/2/ To be used on or before May 1, 1998.

/3/ To be used on or before May 1, 1998, where Exhibit 1.A(10)(a)(i) has not been approved.

/4/ Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on October 29, 1997 (File No. 33-74190).

/5/ Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on March 2, 1998 (File No. 33-74190).

                               SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, Security Life of Denver Insurance Company and the Registrant, Security Life Separate Account L1, have duly caused this Post-Effective Amendment No. 8 to the Registration Statement to be signed on their behalf by the undersigned, hereunto duly authorized, and their seal to be hereunto fixed and attested, all in the City and County of Denver and the State of Colorado on the 25th day of January, 1999.

                         SECURITY LIFE OF DENVER INSURANCE COMPANY
                         (Depositor)


                                              BY: /s/ Stephen M. Christopher
                                                      ----------------------
                                                      Stephen M. Christopher
                                                      President
(Seal)

ATTEST:


  /s/ Gary W. Waggoner
----------------------------
Gary W. Waggoner




                                            SECURITY LIFE SEPARATE ACCOUNT L1
                                                  (Registrant)

                                            BY: SECURITY LIFE OF DENVER
                                                INSURANCE COMPANY
                                                  (Depositor)


                                            BY: /s/ Stephen M. Christopher
                                                --------------------------
                                                Stephen M. Christopher
                                                President

(Seal)

ATTEST:


 /s/ Gary W. Waggoner
--------------------------
 Gary W. Waggoner

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement has been signed below by the following persons in the capacities with Security Life of Denver Insurance Company and on the date indicated.


PRINCIPAL EXECUTIVE OFFICERS:


 /s/ Fred S. Hubbell
------------------------------
Fred S. Hubbell
Chairman and Chief Executive Officer


 /s/ Stephen M. Christopher
-------------------------------
Stephen M. Christopher
President


PRINCIPAL ACCOUNTING OFFICER:


 /s/ Amy L. Winsor
------------------------------
Amy L. Winsor
Treasurer and Finance Officer


DIRECTORS:


 /s/ Fred S. Hubbell
------------------------------
Fred S. Hubbell


  /s/ Thomas F. Conroy
-------------------------------
Thomas F. Conroy


  /s/ Stephen M. Christopher
-------------------------------
Stephen M. Christopher

                            EXHIBIT INDEX

Exhibit No.     Description of Exhibit
-----------     ----------------------

1.A(1) Resolution of the Executive Committee of the Board of Directors of Security Life of Denver Insurance Company ("Security Life of Denver") authorizing the establishment of the Registrant.

1.A(2)          Not Applicable.

1.A(3)(a)       Security Life of Denver Distribution Agreement.

1.A(3)(b)       Specimen Broker/Dealer Supervisory and Selling Agreement for
                Variable Contracts with Compensation Schedule. /5/

1.A(3)(b)(i)    Broker/Dealer Supervisory and Selling Agreement for Variable
                Contracts with Paine Webber Incorporated. /1/

1.A(3)(c)       Commission Schedule for Policies.

1.A(4)          Not Applicable.

1.A(5)(a)       Specimen Variable Universal Life Insurance Policy (Form No.
                1197 (VUL)-5/97). /1/

1.A(5)(a)(i)    Specimen Variable Universal Life Insurance Policy issued in
                Maryland (Form No. 1195(VUL)-MD-5/97). /1/

1.A(5)(a)(ii)   Specimen Variable Universal Life Insurance Policy issued in
                Massachusetts (Form No. 1195(VUL)-MA-5/97). /1/

1.A(5)(a)(iii)  Specimen Variable Universal Life Insurance Policy issued in
                Texas (Form No. 1195(VUL)-TX-5/97). /1/

1.A(5)(a)(iv)   Specimen Variable Universal Life Insurance Policy (Form No.
                2500 (VUL)-7/97). /2/

1.A(5)(a)(v)    Specimen Variable Universal Life Insurance Policy (Form No.
                2502 (VUL)-6/98). /5/

1.A(5)(b)       Adjustable Term Insurance Rider (Form No. R2000-3/96). /1/

1.A(6)(a)       Security Life of Denver's Restated Articles of Incorporation.

1.A(6)(b-g)     Amendments to Articles of Incorporation through June 12, 1987.

1.A(6)(h)       Security Life of Denver's By-Laws.

1.A(6)(h)(i)    Bylaws of Security Life of Denver Insurance Company (Restated
                with Amendments through September 30, 1997). /4/

1.A(7)          Not Applicable.

1.A(8)(a)       Addendum to Sales Agreement.

1.A(8)(a)(i)    Participation Agreement by and among AIM Variable Insurance
                Funds, Inc., Life Insurance Company, on Behalf of Itself and its Separate Accounts and Name of Underwriter of Variable
                Contracts and Policies. /5/

1.A(8)(a)(ii)   Sales Agreement by and among The Alger American Fund, Fred
                Alger Management, Inc., and Security Life of Denver Insurance
                Company.

1.A(8)(a)(iii)  Sales Agreement by and among Neuberger & Berman Advisers
                Management Trust, Neuberger & Berman Management Incorporated, and Security Life of Denver Insurance Company.

1.A(8)(a)(iv)   Participation Agreement among Variable Insurance Products
                Fund, Fidelity Distributors Corporation and Security Life of
                Denver Insurance Company.

1.A(8)(a)(v)    Participation Agreement among Variable Insurance Products
                Fund II, Fidelity Distributors  Corporation and Security
                Life of Denver Insurance Company.

1.A(8)(a)(vi)   Participation Agreement among INVESCO Variable Investment
                Funds, Inc., INVESCO Funds Group, Inc., and Security Life of
                Denver Insurance Company.

1.A(8)(a)(vii)  Participation Agreement between Van Eck Investment Trust and the Trust's investment adviser, Van Eck Associates Corporation, and Security Life of Denver Insurance Company.

          Amendments to Participation Agreements.

I.A(8)(b)(i)    First Amendment to Fund Participation Agreement between
                Security Life of Denver, Van Eck Investment Trust and Van Eck
                Associates Corporation. /5/

1.A(8)(b)(ii)   Second Amendment to Fund Participation Agreement between
                Security Life of Denver, Van Eck Worldwide Insurance Trust and
                Van Eck Associates Corporation. /5/

1.A(8)(b)(iii)  Assignment and Modification Agreement between Neuberger &
                Berman Advisers Management Trust, Neuberger & Berman Management Incorporated, Neuberger & Berman Advisers Management Trust, Advisers Managers Trust and Security Life of Denver Insurance Company. /5/

1.A(8)(b)(iv)   First Amendment to Participation Agreement by and among The
                Alger American Fund, Fred Alger Management, Inc., Security Life of Denver Insurance Company.

1.A(8)(b)(v)    First Amendment to Participation Agreement among Variable
                Insurance Products Fund, Fidelity Distributors Corporation and
                Security Life of Denver Insurance Company.

1.A(8)(b)(vi)   Second Amendment to Participation Agreement among Variable
                Insurance Products Fund, Fidelity Distributors Corporation and
                Security Life of Denver Insurance Company.

1.A(8)(b)(vii)  First Amendment to Participation Agreement among Variable
                Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company.

1.A(8)(b)(viii) Second Amendment to Participation Agreement among Variable
                Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company.

1.A(8)(b)(ix)   First Amendment to Participation Agreement among Security Life of Denver Insurance Company, INVESCO Variable Investment Funds,
                Inc. and INVESCO Funds Group, Inc.

1.A(8)(c)       Service Agreement.

1.A(8)(d)       Administrative Services Agreement between Security Life of
                Denver and Financial Administrative Services Corporation.

1.A(8)(e)       Amendments to Administrative Services Agreement between
                Security Life of Denver and Financial Administrative Services
                Corporation.

1.A(9)          Not Applicable.

1.A(10)(a)(i)   Specimen Variable Life Insurance Application (Form No.
                Q-2006-9/97). /2, 4/

1.A(10)(a)(ii)  Specimen Variable Life Insurance Application (Form No.
                Q-1155-98). /3, 4/

2.              Included as Exhibit 1.A(5) above.

3.A Opinion and Consent of Eugene L. Copeland as to securities being registered.
  B Opinion and Consent of Gary W. Waggoner as to securities being registered.

4.              Not Applicable.

5.              Not Applicable.

6.A             Opinion and Consent of Shirley A. Knarr. /4/
  B             Opinion and Consent of Lawrence D. Taylor.

7.A             Consent of Ernst & Young L.L.P.
  B             Consent of Mayer, Brown and Platt.

8.              Not Applicable.
___________________

/1/ Incorporated herein by reference to Post-Effective Amendment No. 2 to the form S-6 registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on April 30, 1997 (File No. 33-88148).

/2/ To be used on or before May 1, 1998.

/3/ To be used on or before May 1, 1998, where Exhibit 1.A(10)(a)(i) has not been approved.

/4/ Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on October 29, 1997 (File No. 33-74190).

/5/ Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on March 2, 1998 (File No. 33-74190).